UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Balanced Fund Class Z Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.1	1.6
Danaher Corp.	1.4	1.3
AMETEK, Inc.	1.4	1.1
Apple, Inc.	1.4	2.1
Roper Technologies, Inc.	1.4	1.2
	7.7

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.6	4.6
Fannie Mae	3.6	3.7
Freddie Mac	1.8	1.7
Ginnie Mae	1.6	1.3
Citigroup, Inc.	1.1	1.1
	14.7

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.4
Information Technology	12.7	12.3
Health Care	10.7	11.4
Consumer Discretionary	10.3	10.5
Consumer Staples	7.7	6.8

Asset Allocation (% of fund's net assets)

As of February 29, 2016 *
Stocks and Equity Futures	64.5%
Bonds	33.4%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 12.0%

As of August 31, 2015 *
Stocks and Equity Futures	65.7%
Bonds	32.6%
Convertible Securities	0.1%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Delphi Automotive PLC	95,500	$6,368
Automobiles - 0.3%
Tesla Motors, Inc. (a)	28,600	5,489
Diversified Consumer Services - 0.3%
2U, Inc. (a)	95,730	2,140
H&R Block, Inc.	135,200	4,445
		6,585
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	431,500	8,967
Las Vegas Sands Corp.	79,400	3,833
Starbucks Corp.	180,400	10,501
Tuniu Corp. Class A sponsored ADR (a)	52,200	551
		23,852
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	13,600	784
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	40,240	22,233
Media - 2.0%
Charter Communications, Inc. Class A (a)(b)	60,500	10,863
Comcast Corp. Class A	18,200	1,051
ITV PLC	1,960,750	6,784
Legend Pictures LLC (a)(c)(d)	415	760
Manchester United PLC	67,200	956
MDC Partners, Inc. Class A	184,231	3,928
The Walt Disney Co.	175,800	16,792
		41,134
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,047,401	4,153
Specialty Retail - 2.5%
AutoZone, Inc. (a)	9,700	7,513
Home Depot, Inc.	142,669	17,708
L Brands, Inc.	136,904	11,608
Ross Stores, Inc.	164,651	9,053
TJX Companies, Inc.	83,765	6,207
		52,089
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	241,364	14,866
VF Corp.	150,900	9,825
		24,691

TOTAL CONSUMER DISCRETIONARY		187,378

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	41,200	5,827
Monster Beverage Corp.	37,800	4,744
The Coca-Cola Co.	486,799	20,996
		31,567
Food & Staples Retailing - 1.6%
CVS Health Corp.	168,327	16,356
Kroger Co.	235,836	9,412
Sprouts Farmers Market LLC (a)	54,100	1,541
Wal-Mart Stores, Inc.	31,300	2,076
Walgreens Boots Alliance, Inc.	10,300	813
Whole Foods Market, Inc.	101,900	3,190
		33,388
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	16,775	307
Mead Johnson Nutrition Co. Class A	80,289	5,922
The Hershey Co.	36,670	3,333
TreeHouse Foods, Inc. (a)	17,600	1,486
		11,048
Household Products - 1.0%
Colgate-Palmolive Co.	203,857	13,381
Procter & Gamble Co.	83,028	6,666
		20,047
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	55,913	5,107
Nu Skin Enterprises, Inc. Class A	42,299	1,290
		6,397
Tobacco - 1.9%
Altria Group, Inc.	303,103	18,662
British American Tobacco PLC sponsored ADR	140,099	15,220
Philip Morris International, Inc.	62,500	5,689
		39,571

TOTAL CONSUMER STAPLES		142,018

ENERGY - 4.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	109,000	4,673
Dril-Quip, Inc. (a)	23,539	1,277
Halliburton Co.	54,607	1,763
Independence Contract Drilling, Inc. (a)	72,137	278
Oceaneering International, Inc.	30,829	851
Schlumberger Ltd.	154,800	11,102
		19,944
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	140,811	5,344
Apache Corp.	87,500	3,350
Black Stone Minerals LP	91,100	1,132
Cabot Oil & Gas Corp.	124,615	2,508
Chevron Corp.	71,576	5,972
Cimarex Energy Co.	31,800	2,672
ConocoPhillips Co.	166,800	5,643
EOG Resources, Inc.	48,610	3,147
Exxon Mobil Corp.	91,591	7,341
Kinder Morgan, Inc.	21,000	380
Memorial Resource Development Corp. (a)	150,400	1,454
Newfield Exploration Co. (a)	78,100	2,127
Noble Energy, Inc.	189,245	5,583
Parsley Energy, Inc. Class A (a)	85,300	1,568
Phillips 66 Co.	76,474	6,071
Pioneer Natural Resources Co.	26,800	3,230
PrairieSky Royalty Ltd. (b)	110,600	1,801
SM Energy Co. (b)	105,300	952
Suncor Energy, Inc.	182,755	4,468
		64,743

TOTAL ENERGY		84,687

FINANCIALS - 9.9%
Banks - 3.7%
Bank of America Corp.	1,081,391	13,539
Citigroup, Inc.	293,530	11,404
Comerica, Inc.	93,000	3,142
FirstMerit Corp.	29,100	571
Huntington Bancshares, Inc.	508,993	4,454
JPMorgan Chase & Co.	355,232	20,000
M&T Bank Corp.	79,300	8,132
Regions Financial Corp.	242,500	1,824
Synovus Financial Corp.	53,543	1,424
U.S. Bancorp	273,133	10,521
Zions Bancorporation	96,400	2,055
		77,066
Capital Markets - 1.2%
Bank of New York Mellon Corp.	87,900	3,111
BlackRock, Inc. Class A	13,190	4,115
E*TRADE Financial Corp. (a)	82,221	1,929
Goldman Sachs Group, Inc.	72,700	10,871
Invesco Ltd.	53,809	1,439
Northern Trust Corp.	42,705	2,536
Oaktree Capital Group LLC Class A	16,791	771
		24,772
Consumer Finance - 1.7%
Capital One Financial Corp.	344,834	22,666
Discover Financial Services	45,300	2,103
Navient Corp.	387,107	4,192
OneMain Holdings, Inc. (a)	79,900	1,803
SLM Corp. (a)	674,086	3,937
		34,701
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,026
Class B (a)	49,800	6,682
Broadcom Ltd.	18,000	2,411
IntercontinentalExchange, Inc.	17,576	4,191
KBC Ancora	24,048	768
		16,078
Insurance - 1.0%
Chubb Ltd.	59,291	6,850
Direct Line Insurance Group PLC	293,227	1,586
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	740
Marsh & McLennan Companies, Inc.	156,753	8,943
MetLife, Inc.	73,267	2,898
Unum Group	37,900	1,081
WMI Holdings Corp. (a)	4,527	11
		22,109
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	254,310	2,385
American Tower Corp.	18,450	1,701
Boston Properties, Inc.	23,400	2,671
Community Healthcare Trust, Inc.	52,162	937
Crown Castle International Corp.	8,050	696
Digital Realty Trust, Inc.	18,400	1,455
Duke Realty LP	162,500	3,361
Extra Space Storage, Inc.	18,500	1,520
FelCor Lodging Trust, Inc.	87,400	647
Outfront Media, Inc.	37,412	765
Store Capital Corp.	222,900	5,383
Sun Communities, Inc.	41,642	2,812
Ventas, Inc.	68,300	3,802
VEREIT, Inc.	258,300	2,072
		30,207
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	96,948	2,463
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		207,396

HEALTH CARE - 9.4%
Biotechnology - 2.8%
AbbVie, Inc.	38,011	2,076
Alexion Pharmaceuticals, Inc. (a)	45,764	6,444
Amgen, Inc.	96,005	13,660
Biogen, Inc. (a)	33,475	8,684
BioMarin Pharmaceutical, Inc. (a)	26,009	2,129
Celgene Corp. (a)	89,100	8,984
Gilead Sciences, Inc.	110,785	9,666
Regeneron Pharmaceuticals, Inc. (a)	14,800	5,683
		57,326
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	190,600	7,384
Boston Scientific Corp. (a)	624,449	10,603
Edwards Lifesciences Corp. (a)	56,428	4,909
Medtronic PLC	255,401	19,765
The Cooper Companies, Inc.	14,928	2,134
Wright Medical Group NV (a)	93,946	1,606
		46,401
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	33,564	482
Cigna Corp.	68,582	9,575
HCA Holdings, Inc. (a)	13,176	912
Henry Schein, Inc. (a)	36,944	6,112
McKesson Corp.	43,482	6,767
UnitedHealth Group, Inc.	121,500	14,471
		38,319
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	106,300	3,970
Thermo Fisher Scientific, Inc.	52,390	6,768
		10,738
Pharmaceuticals - 2.1%
Allergan PLC (a)	61,019	17,702
Bristol-Myers Squibb Co.	266,894	16,529
Endo Health Solutions, Inc. (a)	65,900	2,755
Horizon Pharma PLC (a)	106,400	1,826
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,000	5,838
		44,650

TOTAL HEALTH CARE		197,434

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	122,800	11,865
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	53,713	6,120
Electrical Equipment - 1.5%
AMETEK, Inc.	641,525	29,773
SolarCity Corp. (a)	44,000	811
		30,584
Industrial Conglomerates - 2.8%
Danaher Corp.	341,392	30,476
Roper Technologies, Inc.	171,598	28,816
		59,292
Machinery - 0.1%
WABCO Holdings, Inc. (a)	31,557	2,976
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	156,800	11,421
WageWorks, Inc. (a)	29,900	1,440
		12,861
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	27,700	990

TOTAL INDUSTRIALS		124,688

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.3%
Qualcomm, Inc.	107,779	5,474
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	18,155	1,463
Internet Software & Services - 4.7%
58.com, Inc. ADR (a)	9,699	514
Alibaba Group Holding Ltd. sponsored ADR (a)	144,800	9,964
Alphabet, Inc.:
Class A	2,800	2,008
Class C	62,199	43,400
Box, Inc. Class A (a)(b)	102,800	1,183
Cornerstone OnDemand, Inc. (a)	42,000	1,210
Cvent, Inc. (a)	124,522	2,432
Demandware, Inc. (a)	33,600	1,166
Facebook, Inc. Class A (a)	226,113	24,176
Just Dial Ltd.	85,984	674
LinkedIn Corp. Class A (a)	5,700	668
New Relic, Inc. (a)	161,218	4,292
Opower, Inc. (a)	216,298	1,789
Shopify, Inc. Class A	14,600	327
Tencent Holdings Ltd.	41,600	761
Yahoo!, Inc. (a)	147,700	4,695
		99,259
IT Services - 0.7%
Alliance Data Systems Corp. (a)	900	189
Blackhawk Network Holdings, Inc. (a)	95,560	3,234
Cognizant Technology Solutions Corp. Class A (a)	18,900	1,077
Fidelity National Information Services, Inc.	6,300	367
Global Payments, Inc.	23,000	1,402
Sabre Corp.	77,872	2,114
Travelport Worldwide Ltd.	453,178	5,882
		14,265
Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp. Class A	125,061	1,597
Marvell Technology Group Ltd.	652,075	6,227
Maxim Integrated Products, Inc.	6,272	212
Micron Technology, Inc. (a)	65,087	692
NVIDIA Corp.	76,200	2,390
NXP Semiconductors NV (a)	117,100	8,342
Qorvo, Inc. (a)	365,851	16,493
Semtech Corp. (a)	117,400	2,249
		38,202
Software - 2.8%
Activision Blizzard, Inc.	66,100	2,093
Adobe Systems, Inc. (a)	47,654	4,058
Autodesk, Inc. (a)	323,600	16,743
Electronic Arts, Inc. (a)	123,400	7,927
Fleetmatics Group PLC (a)	28,683	1,036
HubSpot, Inc. (a)	26,678	1,111
Imperva, Inc. (a)	10,994	482
Microsoft Corp.	198,200	10,084
Mobileye NV (a)	22,300	724
Salesforce.com, Inc. (a)	145,199	9,837
Tableau Software, Inc. (a)	32,800	1,497
Varonis Systems, Inc. (a)	55,467	1,021
Workday, Inc. Class A (a)	12,900	780
Zendesk, Inc. (a)	80,100	1,466
		58,859
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	303,752	29,370
EMC Corp.	224,100	5,856
HP, Inc.	631,900	6,755
SanDisk Corp.	15,300	1,106
		43,087

TOTAL INFORMATION TECHNOLOGY		260,609

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	34,100	1,243
E.I. du Pont de Nemours & Co.	148,400	9,033
Eastman Chemical Co.	65,774	4,219
Ecolab, Inc.	169,300	17,362
LyondellBasell Industries NV Class A	18,343	1,471
Monsanto Co.	8,178	736
PPG Industries, Inc.	43,200	4,170
W.R. Grace & Co. (a)	36,981	2,542
		40,776
Construction Materials - 0.1%
Eagle Materials, Inc.	35,400	2,139
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	164,290	2,026
WestRock Co.	119,374	4,031
		6,057

TOTAL MATERIALS		48,972

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	473,029	17,478
Cogent Communications Group, Inc.	32,300	1,185
Frontier Communications Corp.	40,400	219
inContact, Inc. (a)	115,717	1,073
Level 3 Communications, Inc. (a)	56,852	2,760
SBA Communications Corp. Class A (a)	3,300	313
Verizon Communications, Inc.	171,998	8,725
Zayo Group Holdings, Inc. (a)	21,000	497
		32,250
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	15,500	575
Telephone & Data Systems, Inc.	18,337	490
		1,065

TOTAL TELECOMMUNICATION SERVICES		33,315

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	61,767	4,210
Exelon Corp.	246,100	7,750
FirstEnergy Corp.	33,900	1,135
NextEra Energy, Inc.	82,600	9,319
PPL Corp.	125,200	4,381
		26,795
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	63,981	690
NRG Yield, Inc. Class C	42,900	561
		1,251
Multi-Utilities - 0.8%
Avangrid, Inc.	18,100	702
Dominion Resources, Inc.	83,549	5,842
NiSource, Inc.	39,897	857
PG&E Corp.	77,675	4,407
Sempra Energy	56,709	5,473
		17,281

TOTAL UTILITIES		45,327

TOTAL COMMON STOCKS
(Cost $1,248,731)		1,331,824

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	32,800	468
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	16,802	97
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,860)		565
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	231	231
General Motors Co.:
3.5% 10/2/18	350	351
6.25% 10/2/43	58	57
6.6% 4/1/36	338	347
6.75% 4/1/46	568	594
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,418	1,393
2.625% 7/10/17	110	110
3% 9/25/17	252	252
3.15% 1/15/20	1,508	1,474
3.25% 5/15/18	180	180
3.45% 4/10/22	1,250	1,179
3.5% 7/10/19	400	400
4% 1/15/25	494	458
4.2% 3/1/21	795	796
4.25% 5/15/23	200	195
4.75% 8/15/17	195	200
		8,217
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	264
		299
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	132
3.7% 1/30/26	338	353
4.7% 12/9/35	175	181
4.875% 12/9/45	274	288
		954
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	481
7.75% 12/1/45	621	783
AOL Time Warner, Inc. 7.625% 4/15/31	500	607
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	718
4.908% 7/23/25 (e)	475	486
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	227
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	326
Time Warner Cable, Inc.:
4% 9/1/21	630	642
4.5% 9/15/42	110	90
5.5% 9/1/41	206	183
5.85% 5/1/17	104	108
5.875% 11/15/40	500	465
6.55% 5/1/37	1,304	1,314
6.75% 7/1/18	439	478
7.3% 7/1/38	725	765
8.25% 4/1/19	700	800
Time Warner, Inc. 6.5% 11/15/36	232	250
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	589
		10,019

TOTAL CONSUMER DISCRETIONARY		19,489

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,433
3.3% 2/1/23	1,517	1,559
4.7% 2/1/36	1,436	1,506
4.9% 2/1/46	1,642	1,760
		6,258
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	324
3.875% 7/20/25	600	642
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	246
3.3% 11/18/21	291	293
		1,505
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	131
Tobacco - 0.3%
Altria Group, Inc.:
4% 1/31/24	212	228
4.25% 8/9/42	262	250
4.75% 5/5/21	300	332
5.375% 1/31/44	364	411
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	605
4.25% 7/21/25 (e)	589	613
Reynolds American, Inc.:
2.3% 6/12/18	258	261
3.25% 6/12/20	115	120
4% 6/12/22	395	426
4.45% 6/12/25	870	945
5.7% 8/15/35	149	168
5.85% 8/15/45	1,140	1,338
6.15% 9/15/43	500	593
6.75% 6/15/17	23	25
7.25% 6/15/37	409	513
		6,828

TOTAL CONSUMER STAPLES		14,722

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	247
5.35% 3/15/20 (e)	1,027	773
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	399	372
6.5% 4/1/20	24	24
Halliburton Co.:
3.8% 11/15/25	348	329
4.85% 11/15/35	304	266
5% 11/15/45	416	369
Noble Holding International Ltd.:
4% 3/16/18	41	33
5.95% 4/1/25	260	131
6.95% 4/1/45	251	115
Transocean, Inc. 5.55% 12/15/16 (f)	238	236
		2,895
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	684
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,268
2.315% 2/13/20	1,873	1,835
3.535% 11/4/24	1,443	1,379
3.814% 2/10/24	359	357
4.5% 10/1/20	173	183
4.742% 3/11/21	300	320
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	163
3.8% 4/15/24	619	476
Cenovus Energy, Inc. 5.7% 10/15/19	561	495
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	106
3.3% 6/1/20 (e)	536	502
4.5% 6/1/25 (e)	164	149
DCP Midstream Operating LP:
2.5% 12/1/17	168	153
2.7% 4/1/19	494	405
3.875% 3/15/23	164	118
5.6% 4/1/44	146	89
Duke Energy Field Services 6.45% 11/3/36 (e)	375	203
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	339
Enable Midstream Partners LP:
2.4% 5/15/19	114	88
3.9% 5/15/24	121	77
Enbridge Energy Partners LP:
4.2% 9/15/21	438	388
4.375% 10/15/20	411	380
EnLink Midstream Partners LP 2.7% 4/1/19	572	446
Enterprise Products Operating LP:
2.55% 10/15/19	85	82
3.7% 2/15/26	600	562
3.75% 2/15/25	285	270
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	235	212
3.95% 9/1/22	333	301
4.25% 9/1/24	116	100
Marathon Petroleum Corp. 5.125% 3/1/21	215	215
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	161
MPLX LP 4% 2/15/25	77	58
Nakilat, Inc. 6.067% 12/31/33 (e)	279	304
Petro-Canada 6.05% 5/15/18	150	153
Petrobras Global Finance BV:
2.2382% 5/20/16 (f)	425	422
3% 1/15/19	40	32
3.25% 3/17/17	1,690	1,638
4.375% 5/20/23	596	406
4.875% 3/17/20	2,484	1,901
5.625% 5/20/43	569	331
7.25% 3/17/44	2,755	1,795
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,302	3,227
5.75% 1/20/20	611	489
5.875% 3/1/18	228	214
6.125% 10/6/16	100	101
7.875% 3/15/19	399	360
Petroleos Mexicanos:
3.125% 1/23/19	58	56
3.5% 7/18/18	463	460
3.5% 7/23/20 (e)	2,675	2,521
3.5% 1/30/23	285	247
4.5% 1/23/26 (e)	1,314	1,169
4.875% 1/24/22	237	227
4.875% 1/18/24	410	380
5.5% 1/21/21	369	373
5.5% 6/27/44	648	498
5.625% 1/23/46 (e)	749	581
6% 3/5/20	175	180
6.375% 1/23/45	2,366	2,052
6.5% 6/2/41	661	578
6.875% 8/4/26 (e)	700	725
8% 5/3/19	241	263
Phillips 66 Co. 4.3% 4/1/22	338	345
Phillips 66 Partners LP 2.646% 2/15/20	42	39
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	143
6.125% 1/15/17	205	205
Shell International Finance BV 4.375% 5/11/45	1,246	1,156
Southwestern Energy Co.:
3.3% 1/23/18	200	144
4.05% 1/23/20	363	234
4.95% 1/23/25	324	186
Spectra Energy Capital, LLC 5.65% 3/1/20	10	10
Spectra Energy Partners, LP:
2.95% 6/15/16	69	69
2.95% 9/25/18	63	62
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	405
The Williams Companies, Inc.:
3.7% 1/15/23	116	86
4.55% 6/24/24	1,308	981
Western Gas Partners LP 5.375% 6/1/21	441	377
Williams Partners LP 4.3% 3/4/24	868	679
		39,474

TOTAL ENERGY		42,369

FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	552
5.5% 7/12/20 (e)	3,200	2,976
5.75% 9/26/23 (e)	332	290
6.5% 6/10/19 (e)	129	128
Bank of America Corp.:
2.6% 1/15/19	648	651
3.875% 3/22/17	1,060	1,084
3.875% 8/1/25	418	429
3.95% 4/21/25	795	770
4% 1/22/25	206	200
4.2% 8/26/24	750	751
4.25% 10/22/26	418	414
4.45% 3/3/26	739	739
5.65% 5/1/18	205	219
5.75% 12/1/17	2,655	2,816
5.875% 1/5/21	170	192
6.5% 8/1/16	300	307
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	1,362	1,354
2.3% 3/5/20 (e)	1,360	1,351
Barclays PLC:
2% 3/16/18	2,708	2,655
2.75% 11/8/19	356	350
3.25% 1/12/21	650	627
4.375% 1/12/26	883	852
Capital One NA 2.95% 7/23/21	541	537
Citigroup, Inc.:
1.3% 11/15/16	568	568
1.8% 2/5/18	10,500	10,430
1.85% 11/24/17	2,353	2,345
2.15% 7/30/18	1,228	1,224
2.5% 7/29/19	1,199	1,202
3.875% 3/26/25	1,200	1,156
4.05% 7/30/22	151	154
4.3% 11/20/26	1,000	970
5.5% 9/13/25	142	152
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	221
Credit Suisse AG 6% 2/15/18	1,164	1,232
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	538
3.75% 3/26/25	550	520
3.8% 9/15/22	930	911
Discover Bank 4.2% 8/8/23	259	263
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,031
8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (e)	180	194
HSBC Holdings PLC 4.25% 3/14/24	200	197
HSBC U.S.A., Inc. 1.625% 1/16/18	314	312
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,022
2.4% 4/1/20	4,000	3,973
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	400	368
5.71% 1/15/26 (e)	997	950
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,926
3.875% 9/10/24	3,066	3,081
4.125% 12/15/26	4,096	4,155
KeyBank NA 5.45% 3/3/16	294	294
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,446
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	502
PNC Bank NA 2.3% 6/1/20	300	300
Rabobank Nederland 4.375% 8/4/25	955	960
Regions Bank 6.45% 6/26/37	652	782
Regions Financial Corp. 2% 5/15/18	382	379
Royal Bank of Canada 4.65% 1/27/26	760	767
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	5,846
6% 12/19/23	874	883
6.1% 6/10/23	1,190	1,205
6.125% 12/15/22	694	728
The Toronto-Dominion Bank 1.625% 3/13/18	2,395	2,395
Wells Fargo & Co. 4.48% 1/16/24	30	32
		82,469
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	570
4.25% 2/15/24	399	411
Deutsche Bank AG 4.5% 4/1/25	1,821	1,544
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,712
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,962
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,550
2.9% 7/19/18	526	533
5.25% 7/27/21	96	106
5.625% 1/15/17	500	516
5.95% 1/18/18	32	34
6% 6/15/20	600	673
6.15% 4/1/18	36	39
6.75% 10/1/37	2,000	2,286
Lazard Group LLC:
4.25% 11/14/20	324	332
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	453
2.125% 4/25/18	2,454	2,453
2.65% 1/27/20	1,715	1,712
4.35% 9/8/26	2,000	1,993
4.875% 11/1/22	687	724
5% 11/24/25	93	98
5.45% 1/9/17	480	496
5.75% 1/25/21	268	301
6.625% 4/1/18	600	653
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	494
UBS AG Stamford Branch:
1.375% 6/1/17	438	437
1.8% 3/26/18	822	822
2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	682	679
		29,300
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	456
3.95% 11/6/24	283	277
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,069
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,312
1.5% 1/17/17	239	238
1.7% 5/9/16	561	561
2.875% 10/1/18	400	400
Hyundai Capital America:
1.45% 2/6/17 (e)	476	474
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	749
2.125% 10/2/17 (e)	521	521
2.875% 8/9/18 (e)	163	164
Synchrony Financial:
1.875% 8/15/17	95	94
3% 8/15/19	140	140
3.75% 8/15/21	211	212
4.25% 8/15/24	213	213
		9,016
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	391
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	234
3.75% 12/1/25	411	423
		1,048
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	400	407
3.35% 5/3/26	323	331
AFLAC, Inc. 2.4% 3/16/20	1,000	1,010
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	350
3.75% 7/10/25	1,024	1,005
4.875% 6/1/22	630	672
5.6% 10/18/16	318	327
Aon Corp.:
3.125% 5/27/16	376	378
5% 9/30/20	133	147
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(f)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	454
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	256
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	581
5.375% 12/1/41 (e)	48	53
MetLife, Inc.:
1.903% 12/15/17 (f)	84	84
4.368% 9/15/23	305	328
4.75% 2/8/21	137	150
6.75% 6/1/16	290	294
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	221
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	283
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	439
6% 2/10/20 (e)	409	458
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	217
6.2% 11/15/40	134	151
7.375% 6/15/19	2,734	3,153
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	38
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	514
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	179
Unum Group:
3.875% 11/5/25	658	624
4% 3/15/24	600	598
5.625% 9/15/20	270	296
5.75% 8/15/42	458	480
7.125% 9/30/16	19	20
		15,261
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	167
4.2% 12/15/23	360	387
Boston Properties, Inc. 3.85% 2/1/23	432	446
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	325
Corporate Office Properties LP 5% 7/1/25	282	284
DDR Corp.:
3.625% 2/1/25	242	230
4.25% 2/1/26	243	241
4.625% 7/15/22	247	257
4.75% 4/15/18	313	326
7.5% 4/1/17	203	214
9.625% 3/15/16	106	106
Digital Delta Holdings LLC:
3.4% 10/1/20 (e)	639	650
4.75% 10/1/25 (e)	459	465
Duke Realty LP:
3.625% 4/15/23	180	180
3.75% 12/1/24	160	159
3.875% 10/15/22	310	319
4.375% 6/15/22	207	218
5.95% 2/15/17	144	149
6.5% 1/15/18	285	307
6.75% 3/15/20	12	14
8.25% 8/15/19	127	151
Equity One, Inc. 3.75% 11/15/22	400	400
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	597
4.75% 7/15/20	265	288
5.75% 6/15/17	250	262
Federal Realty Investment Trust 5.9% 4/1/20	95	109
Government Properties Income Trust 3.75% 8/15/19	1,800	1,846
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4% 6/1/25	432	424
4.7% 9/15/17	48	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	129
4.5% 4/1/27	3,808	3,597
4.95% 4/1/24	123	126
5.25% 1/15/26	731	740
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	248
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	579
		16,679
Real Estate Management & Development - 0.4%
BioMed Realty LP 3.85% 4/15/16	552	553
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	357
4.1% 10/1/24	401	396
4.55% 10/1/29	401	400
4.95% 4/15/18	281	294
5.7% 5/1/17	1,000	1,039
6% 4/1/16	86	86
Digital Realty Trust LP:
3.95% 7/1/22	396	399
5.25% 3/15/21	201	220
Essex Portfolio LP 5.5% 3/15/17	113	117
Liberty Property LP:
3.375% 6/15/23	185	180
4.125% 6/15/22	177	183
4.4% 2/15/24	418	434
4.75% 10/1/20	394	425
5.5% 12/15/16	12	12
6.625% 10/1/17	281	299
Mack-Cali Realty LP:
2.5% 12/15/17	252	250
3.15% 5/15/23	426	369
4.5% 4/18/22	108	105
7.75% 8/15/19	23	25
Mid-America Apartments LP:
4% 11/15/25	159	162
4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	97
Reckson Operating Partnership LP 6% 3/31/16	114	114
Tanger Properties LP:
3.75% 12/1/24	300	305
3.875% 12/1/23	160	164
6.125% 6/1/20	478	544
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	139
4.125% 1/15/26	192	195
4.375% 2/1/45	85	76
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	226
4% 4/30/19	114	119
		8,681

TOTAL FINANCIALS		162,454

HEALTH CARE - 1.0%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,441
2.9% 11/6/22	368	365
3.2% 11/6/22	536	541
3.6% 5/14/25	797	812
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	981
		4,875
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,046
2% 4/1/18	1,079	1,074
		2,270
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	51
Cardinal Health, Inc. 3.75% 9/15/25	1,000	1,040
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	382
4.25% 10/15/19	1,330	1,370
6.5% 2/15/20	2,750	3,046
Medco Health Solutions, Inc. 4.125% 9/15/20	259	271
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	225
3.75% 7/15/25	591	629
		7,504
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	103
		270
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,931
2.35% 3/12/18	1,358	1,366
3% 3/12/20	466	474
3.45% 3/15/22	810	828
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	197
Perrigo Finance PLC 3.5% 12/15/21	200	198
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	56
3.25% 2/1/23	138	133
		5,422

TOTAL HEALTH CARE		20,341

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	347
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	1	1
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	7	7
8.36% 1/20/19	4	5
		19
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	198
2.625% 9/4/18	589	572
3.75% 2/1/22	505	469
3.875% 4/1/21	387	374
4.25% 9/15/24	336	312
4.75% 3/1/20	338	344
		2,269

TOTAL INDUSTRIALS		2,635

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	132
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		206
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	1,245	1,256
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	621	619
4.9% 10/15/25 (e)	621	589
6.35% 10/15/45 (e)	621	530
		2,994

TOTAL INFORMATION TECHNOLOGY		3,200

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	362
4.25% 11/15/20	116	124
		486
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	258	255
6.75% 10/19/75 (e)(f)	641	623
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	629
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	264
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	347
Vale Overseas Ltd.:
4.375% 1/11/22	200	154
6.25% 1/23/17	503	507
		3,141

TOTAL MATERIALS		3,627

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 2.45% 6/30/20	380	379
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	72
6.15% 9/15/19	226	232
Embarq Corp. 7.995% 6/1/36	3,770	3,582
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20	615	623
4.5% 9/15/20	1,100	1,196
5.012% 8/21/54	1,641	1,526
6.25% 4/1/37	187	209
6.4% 9/15/33	346	403
6.55% 9/15/43	1,127	1,367
		10,209
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	277

TOTAL TELECOMMUNICATION SERVICES		10,486

UTILITIES - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	146
American Transmission Systems, Inc. 5% 9/1/44 (e)	58	58
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,218
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	306
6.4% 9/15/20 (e)	850	970
Edison International 3.75% 9/15/17	226	233
Entergy Corp. 4% 7/15/22	600	630
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	426
Exelon Corp.:
1.55% 6/9/17	114	113
3.95% 6/15/25 (e)	539	546
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,104
4.25% 3/15/23	1,949	2,035
7.375% 11/15/31	608	756
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	689
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	940
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	182
NV Energy, Inc. 6.25% 11/15/20	115	133
Progress Energy, Inc. 4.4% 1/15/21	823	878
TECO Finance, Inc.:
4% 3/15/16	96	96
5.15% 3/15/20	141	153
		11,877
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	114
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	342
		456
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	523	521
Dominion Resources, Inc.:
1.25% 3/15/17	700	697
2.9031% 9/30/66 (f)	823	553
7.5% 6/30/66 (f)	26	22
NiSource Finance Corp.:
5.45% 9/15/20	468	518
6.4% 3/15/18	24	26
6.8% 1/15/19	677	755
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	521
6.5% 12/15/20	147	172
Sempra Energy:
2.3% 4/1/17	376	378
2.875% 10/1/22	1,154	1,117
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	21	16
		5,352

TOTAL UTILITIES		17,685

TOTAL NONCONVERTIBLE BONDS
(Cost $303,959)		297,008

U.S. Government and Government Agency Obligations - 6.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,878	$5,473
1.375% 2/15/44	6,647	7,195
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,713	5,630
0.25% 1/15/25	3,922	3,889
0.375% 7/15/25	5,490	5,514
0.625% 1/15/26	7,500	7,700

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		35,401

U.S. Treasury Obligations - 5.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 5/19/16 (g)	1,290	1,290
U.S. Treasury Bonds:
3% 5/15/45	14,105	15,230
3% 11/15/45	9,645	10,424
U.S. Treasury Notes:
0.875% 11/30/17	35,050	35,101
0.875% 10/15/18	10,830	10,836
1.5% 2/28/23	20,141	20,115
1.75% 12/31/20	5,952	6,096
2% 8/15/25	400	409
2.125% 5/15/25	5,891	6,089

TOTAL U.S. TREASURY OBLIGATIONS		105,590

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $138,942)		140,991

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.302% 6/1/36 (f)	8	8
2.5% 1/1/28 to 1/1/31	641	658
2.557% 6/1/42 (f)	31	32
2.628% 7/1/37 (f)	14	15
2.951% 11/1/40 (f)	15	16
2.98% 9/1/41 (f)	18	19
2.991% 10/1/41 (f)	10	10
3% 1/1/43 to 11/1/45	1,566	1,610
3.249% 7/1/41 (f)	27	28
3.347% 10/1/41 (f)	14	15
3.5% 2/1/26 to 12/1/45	3,964	4,183
3.553% 7/1/41 (f)	33	35
4% 11/1/31 to 7/1/45	2,716	2,912
4% 3/1/46 (h)	200	213
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4.5% 12/1/23 to 2/1/45	1,348	1,474
5% 6/1/39 to 11/1/44	519	576
6% 11/1/35 to 8/1/37	264	304

TOTAL FANNIE MAE		12,429

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	586	602
3.208% 9/1/41 (f)	18	18
3.216% 4/1/41 (f)	24	25
3.25% 10/1/35 (f)	15	15
3.297% 6/1/41 (f)	23	24
3.451% 5/1/41 (f)	18	19
3.5% 9/1/42 to 8/1/45	1,670	1,752
3.626% 6/1/41 (f)	29	30
3.706% 5/1/41 (f)	24	25
4% 2/1/41 to 1/1/46	837	897
4.5% 3/1/44	164	178
5% 11/1/40 to 6/1/41	569	635
5.5% 6/1/41	1,702	1,916

TOTAL FREDDIE MAC		6,136

Ginnie Mae - 0.2%
3% 6/20/42 to 6/20/45	272	282
3.5% 12/20/41 to 8/20/45	2,047	2,166
4% 9/20/40 to 11/20/45	669	718
4.5% 5/20/41	147	160
5.5% 6/15/35	89	100

TOTAL GINNIE MAE		3,426

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,754)		21,991

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (f)	$30	$27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (f)	2	2
Series 2004-R2 Class M3, 1.2608% 4/25/34 (f)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (f)	2	2
Series 2004-W11 Class M2, 1.4858% 11/25/34 (f)	25	24
Series 2004-W7 Class M1, 1.2608% 5/25/34 (f)	26	24
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (f)	52	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.2515% 4/25/34 (f)	75	65
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	178	178
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (f)	82	55
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (f)	3	2
Series 2004-4 Class M2, 1.2308% 6/25/34 (f)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	92	96
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (f)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (f)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (f)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (f)	43	37
Class M4, 1.4465% 1/25/35 (f)	16	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (e)(f)	78	69
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (e)(f)	16	15
Class B, 0.7105% 11/15/34 (e)(f)	6	5
Class C, 0.8105% 11/15/34 (e)(f)	10	8
Class D, 1.1805% 11/15/34 (e)(f)	4	3
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.7258% 8/25/33 (f)	20	18
Series 2003-5 Class A2, 1.1358% 12/25/33 (f)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (f)	56	36
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (e)(f)	163	152
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (f)	2	2
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (f)	4	4
Series 2006-A Class 2C, 1.7531% 3/27/42 (f)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (f)	14	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (f)	2	2
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (f)	5	5
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (f)	34	33
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (f)	3	2
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (f)	11	10
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (f)	8	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (f)	65	59
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (f)	24	22
Class M4, 2.6015% 9/25/34 (f)	31	21
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (f)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (f)	0	0
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,440
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (f)	33	30
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (f)	25	25
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (f)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (f)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (e)(f)	60	30
TOTAL ASSET-BACKED SECURITIES
(Cost $4,220)		4,481

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (f)	43	41
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (f)	17	16
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (f)	41	35
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (f)	15	14
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (f)	26	23
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (f)	39	37
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (e)(f)	7	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (f)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (f)	5	5

TOTAL PRIVATE SPONSOR		179

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	1	1
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	913	931

TOTAL U.S. GOVERNMENT AGENCY		932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,069)		1,111

Commercial Mortgage Securities - 1.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (f)(j)	15	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (f)	25	25
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	1,578	1,579
Series 2006-6 Class A3, 5.369% 10/10/45	26	26
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	812	817
Series 2007-2 Class A4, 5.79% 4/10/49 (f)	2,705	2,743
Series 2007-3 Class A4, 5.7423% 6/10/49 (f)	595	611
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	240	245
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0255% 5/15/32 (e)(f)	3,264	3,153
Class C, 2.4755% 5/15/32 (e)(f)	435	420
Class D, 3.3255% 5/15/32 (e)(f)	228	212
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (e)(f)	1	1
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (e)(f)	33	28
Class B1, 1.8358% 1/25/36 (e)(f)	1	1
Class M1, 0.8858% 1/25/36 (e)(f)	11	9
Class M2, 0.9058% 1/25/36 (e)(f)	3	2
Class M3, 0.9358% 1/25/36 (e)(f)	5	3
Class M4, 1.0458% 1/25/36 (e)(f)	3	2
Class M5, 1.0858% 1/25/36 (e)(f)	3	2
Class M6, 1.1358% 1/25/36 (e)(f)	3	2
Series 2006-3A Class M4, 0.8658% 10/25/36 (e)(f)	1	0
Series 2007-1 Class A2, 0.7058% 3/25/37 (e)(f)	18	15
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (e)(f)	19	16
Class A2, 0.7558% 7/25/37 (e)(f)	18	14
Class M1, 0.8058% 7/25/37 (e)(f)	6	5
Class M2, 0.8458% 7/25/37 (e)(f)	3	2
Class M3, 0.9258% 7/25/37 (e)(f)	2	2
Series 2007-3:
Class A2, 0.7258% 7/25/37 (e)(f)	20	16
Class M1, 0.7458% 7/25/37 (e)(f)	4	3
Class M2, 0.7758% 7/25/37 (e)(f)	4	3
Class M3, 0.8058% 7/25/37 (e)(f)	6	3
Class M4, 0.9358% 7/25/37 (e)(f)	10	5
Class M5, 1.0358% 7/25/37 (e)(f)	5	1
Series 2007-4A Class M1, 1.3716% 9/25/37 (e)(f)	5	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (f)	35	36
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (e)(f)	8	8
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (e)(f)	188	176
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(f)	446	444
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	91	92
Series 2007-CD4 Class A4, 5.322% 12/11/49	1,835	1,875
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (e)(f)	6	6
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (f)	115	116
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	50	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (e)(f)(j)	0	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (e)(f)	104	100
Class C, 2.677% 3/15/17 (e)(f)	101	97
Class D, 3.627% 3/15/17 (e)(f)	153	145
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(f)	510	506
Class CFX, 3.3822% 12/15/19 (e)(f)	433	421
Class DFX, 3.3822% 12/15/19 (e)(f)	367	347
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	1,999
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (f)	763	764
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	67	67
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	763
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (e)(f)	130	126
Class D, 2.6805% 4/15/27 (e)(f)	277	265
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	462	465
Class A4, 5.552% 5/12/45	141	142
Series 2006-CB17 Class A4, 5.429% 12/12/43	194	196
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	173	174
Series 2006-LDP9 Class A3, 5.336% 5/15/47	29	29
Series 2007-CB18 Class A4, 5.44% 6/12/47	63	64
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (f)	1,097	1,128
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (f)	790	806
Series 2007-LDPX Class A3, 5.42% 1/15/49	501	511
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (f)	515	516
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	4	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (f)	201	208
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	33	34
Series 2006-C7 Class A2, 5.3% 11/15/38	9	9
Series 2007-C1 Class A4, 5.424% 2/15/40	518	528
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	73	75
Series 2007-C7 Class A3, 5.866% 9/15/45	432	455
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (e)(f)	20	20
Series 2007-C1 Class A4, 6.0317% 6/12/50 (f)	354	364
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	54	55
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	550	563
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	238	246
Series 2007-6 Class B, 5.635% 3/12/51 (f)	75	21
Series 2007-8 Class A3, 6.0719% 8/12/49 (f)	65	67
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (e)(f)	16	16
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (e)(f)	13	13
Class E, 0.6755% 10/15/20 (e)(f)	38	38
Class F, 0.7255% 10/15/20 (e)(f)	23	23
Class G, 0.7655% 10/15/20 (e)(f)	28	28
Class H, 0.8555% 10/15/20 (e)(f)	18	18
Class J, 1.0055% 10/15/20 (e)(f)	10	10
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,038
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	749	939
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	295	298
Series 2006-C29 Class A1A, 5.297% 11/15/48	258	263
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,136
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,269
Series 2007-C32 Class A3, 5.8991% 6/15/49 (f)	235	240
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (f)	1,260	1,301
Class A5, 6.1491% 2/15/51 (f)	50	53
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	289	290
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	684	687
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,616)		35,846

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.3% 10/1/39	535	762
7.5% 4/1/34	465	667
7.55% 4/1/39	1,375	2,041
7.625% 3/1/40	2,275	3,385
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,117
Series 2012 B, 5.432% 1/1/42	105	87
6.314% 1/1/44	515	466
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	287
4.95% 6/1/23	610	635
5.1% 6/1/33	6,465	6,011
Series 2010 5, 6.2% 7/1/21	280	305
Series 2010-1, 6.63% 2/1/35	1,325	1,435
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,479
7.35% 7/1/35	565	621
Series 2011:
4.961% 3/1/16	35	35
5.365% 3/1/17	15	16
5.665% 3/1/18	410	433
5.877% 3/1/19	1,320	1,427
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES
(Cost $21,997)		21,628

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	761	758
5.3% 3/15/17	420	434
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	594
3.1% 6/4/20	782	778
KeyBank NA 2.25% 3/16/20	1,500	1,490
Marshall & Ilsley Bank 5% 1/17/17	259	266
Regions Bank 7.5% 5/15/18	1,282	1,413
TOTAL BANK NOTES
(Cost $8,062)		8,065
	Shares	Value (000s)

Fixed-Income Funds - 8.6%
Fidelity High Income Central Fund 2 (k)	548,733	$54,456
Fidelity Mortgage Backed Securities Central Fund (k)	1,152,393	126,855
TOTAL FIXED-INCOME FUNDS
(Cost $178,243)		181,311

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (l)	55,784,109	55,784
Fidelity Securities Lending Cash Central Fund, 0.44% (l)(m)	7,881,675	7,882
TOTAL MONEY MARKET FUNDS
(Cost $63,666)		63,666
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,029,119)		2,108,487
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,135)
NET ASSETS - 100%		$2,097,352

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(100)	$(105)
TOTAL TBA SALE COMMITMENTS
(Proceeds $105)		$(105)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
217 CME E-mini S&P 500 Index Contracts (United States)	March 2016	20,935	$334

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount(000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 15	$(14)	$0	$(14)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $857,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,940,000 or 2.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,240,000.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$311
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$122
Fidelity High Income Central Fund 2	1,452
Fidelity Mortgage Backed Securities Central Fund	1,449
Fidelity Securities Lending Cash Central Fund	42
Total	$3,065

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$36,370	$22,368	$--	$54,456	7.2%
Fidelity Mortgage Backed Securities Central Fund	109,407	26,431	10,003	126,855	2.2%
Total	$145,777	$48,799	$10,003	$181,311

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$187,378	$186,618	$--	$760
Consumer Staples	142,018	142,018	--	--
Energy	85,155	85,155	--	--
Financials	207,396	207,396	--	--
Health Care	197,434	197,434	--	--
Industrials	124,688	124,688	--	--
Information Technology	260,706	259,848	761	97
Materials	48,972	48,972	--	--
Telecommunication Services	33,315	33,315	--	--
Utilities	45,327	45,327	--	--
Corporate Bonds	297,008	--	297,008	--
U.S. Government and Government Agency Obligations	140,991	--	140,991	--
U.S. Government Agency - Mortgage Securities	21,991	--	21,991	--
Asset-Backed Securities	4,481	--	4,360	121
Collateralized Mortgage Obligations	1,111	--	1,111	--
Commercial Mortgage Securities	35,846	--	35,846	--
Municipal Securities	21,628	--	21,628	--
Bank Notes	8,065	--	8,065	--
Fixed-Income Funds	181,311	181,311	--	--
Money Market Funds	63,666	63,666	--	--
Total Investments in Securities:	$2,108,487	$1,575,748	$531,761	$978
Derivative Instruments:
Assets
Futures Contracts	$334	$334	$--	$--
Total Assets	$334	$334	$--	$--
Liabilities
Swaps	$(14)	$--	$(14)	$--
Total Liabilities	$(14)	$--	$(14)	$--
Total Derivative Instruments:	$320	$334	$(14)	$--
Other Financial Instruments:
TBA Sale Commitments	$(105)	$--	$(105)	$--
Total Other Financial Instruments:	$(105)	$--	$(105)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(14)
Total Credit Risk	0	(14)
Equity Risk
Futures Contracts(b)	334	0
Total Equity Risk	334	0
Total Value of Derivatives	$334	$(14)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.2%
AAA,AA,A	5.2%
BBB	9.5%
BB	3.1%
B	1.7%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	63.5%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	2.5%
Ireland	1.9%
Netherlands	1.2%
Others (Individually Less Than 1%)	6.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,637) — See accompanying schedule: Unaffiliated issuers (cost $1,787,210)	$1,863,510
Fidelity Central Funds (cost $241,909)	244,977
Total Investments (cost $2,029,119)		$2,108,487
Receivable for investments sold		18,247
Receivable for TBA sale commitments		105
Receivable for fund shares sold		3,951
Dividends receivable		1,592
Interest receivable		4,223
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		3
Other receivables		47
Total assets		2,136,688
Liabilities
Payable to custodian bank	$2,162
Payable for investments purchased
Regular delivery	22,350
Delayed delivery	533
TBA sale commitments, at value	105
Payable for fund shares redeemed	4,128
Bi-lateral OTC swaps, at value	14
Accrued management fee	694
Distribution and service plan fees payable	778
Payable for daily variation margin for derivative instruments	143
Other affiliated payables	395
Other payables and accrued expenses	152
Collateral on securities loaned, at value	7,882
Total liabilities		39,336
Net Assets		$2,097,352
Net Assets consist of:
Paid in capital		$2,032,099
Undistributed net investment income		4,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,199)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,680
Net Assets		$2,097,352
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($479,242 ÷ 27,600 shares)		$17.36
Maximum offering price per share (100/94.25 of $17.36)		$18.42
Class T:
Net Asset Value and redemption price per share ($967,783 ÷ 55,173 shares)		$17.54
Maximum offering price per share (100/96.50 of $17.54)		$18.18
Class B:
Net Asset Value and offering price per share ($5,408 ÷ 311 shares)(a)		$17.39
Class C:
Net Asset Value and offering price per share ($341,974 ÷ 19,831 shares)(a)		$17.24
Class I:
Net Asset Value, offering price and redemption price per share ($265,901 ÷ 15,047 shares)		$17.67
Class Z:
Net Asset Value, offering price and redemption price per share ($37,044 ÷ 2,096 shares)		$17.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$10,027
Interest		9,209
Income from Fidelity Central Funds		3,065
Total income		22,301
Expenses
Management fee	$4,194
Transfer agent fees	1,957
Distribution and service plan fees	4,683
Accounting and security lending fees	407
Custodian fees and expenses	68
Independent trustees' compensation	4
Registration fees	85
Audit	58
Legal	6
Miscellaneous	5
Total expenses before reductions	11,467
Expense reductions	(35)	11,432
Net investment income (loss)		10,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,386)
Fidelity Central Funds	(35)
Futures contracts	(1,740)
Total net realized gain (loss)		(3,161)
Change in net unrealized appreciation (depreciation) on: Investment securities	(82,152)
Assets and liabilities in foreign currencies	(2)
Futures contracts	1,033
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		(81,112)
Net gain (loss)		(84,273)
Net increase (decrease) in net assets resulting from operations		$(73,404)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,869	$17,547
Net realized gain (loss)	(3,161)	107,827
Change in net unrealized appreciation (depreciation)	(81,112)	(130,700)
Net increase (decrease) in net assets resulting from operations	(73,404)	(5,326)
Distributions to shareholders from net investment income	(10,790)	(14,662)
Distributions to shareholders from net realized gain	(78,813)	(102,364)
Total distributions	(89,603)	(117,026)
Share transactions - net increase (decrease)	254,743	480,832
Total increase (decrease) in net assets	91,736	358,480
Net Assets
Beginning of period	2,005,616	1,647,136
End of period (including undistributed net investment income of $4,772 and undistributed net investment income of $4,693, respectively)	$2,097,352	$2,005,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$20.10	$17.84	$16.31	$14.83	$13.29
Income from Investment Operations
Net investment income (loss)A	.11	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.67)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	(.56)	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.11)	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.84)B	(1.41)C	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$17.36	$18.76	$20.10	$17.84	$16.31	$14.83
Total ReturnD,E,F	(3.18)%	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%I	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.23%I	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$479	$451	$366	$270	$249	$215
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.722 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$20.28	$17.99	$16.44	$14.95	$13.40
Income from Investment Operations
Net investment income (loss)A	.09	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.68)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	(.59)	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.09)	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.81)	(1.36)B	(.95)C	(.17)	(.21)	(.21)
Net asset value, end of period	$17.54	$18.94	$20.28	$17.99	$16.44	$14.95
Total ReturnD,E,F	(3.28)%	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%I	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.99%I	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$968	$988	$960	$821	$737	$673
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 C Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$20.11	$17.84	$16.30	$14.81	$13.27
Income from Investment Operations
Net investment income (loss)A	.03	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.66)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.63)	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.75)	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$17.39	$18.77	$20.11	$17.84	$16.30	$14.81
Total ReturnB,C,D	(3.54)%	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.74%G	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.38%G	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$5	$7	$11	$13	$15	$19
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$19.99	$17.76	$16.24	$14.77	$13.23
Income from Investment Operations
Net investment income (loss)A	.04	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.67)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.63)	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.05)	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.77)	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$17.24	$18.64	$19.99	$17.76	$16.24	$14.77
Total ReturnB,C,D	(3.55)%	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.65%G	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.47%G	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$342	$282	$160	$105	$80	$69
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$16.55	$15.06	$13.49
Income from Investment Operations
Net investment income (loss)A	.13	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.67)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	(.54)	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.14)	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.86)	(1.46)	(1.04)B	(.26)	(.29)	(.28)
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11	$16.55	$15.06
Total ReturnC,D	(3.01)%	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.66%G	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.65%G	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.47%G	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$266	$242	$124	$97	$66	$42
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class Z

	Six months ended February 29,(Unaudited)	Years ended August 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$18.56
Income from Investment Operations
Net investment income (loss)B	.15	.30	.32	.01
Net realized and unrealized gain (loss)	(.68)	(.17)	3.06	(.46)
Total from investment operations	(.53)	.13	3.38	(.45)
Distributions from net investment income	(.15)	(.27)	(.31)	–
Distributions from net realized gain	(.72)	(1.21)	(.77)	–
Total distributions	(.87)	(1.48)	(1.07)C	–
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11
Total ReturnD,E	(2.94)%	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.51%	.51%	.53%H
Expenses net of fee waivers, if any	.51%H	.51%	.51%	.53%H
Expenses net of all reductions	.50%H	.50%	.51%	.52%H
Net investment income (loss)	1.62%H	1.53%	1.62%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,758	$35,714	$26,518	$98
Portfolio turnover rateI	77%H	117%	79%	124%

 A For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$204,852
Gross unrealized depreciation	(128,654)
Net unrealized appreciation (depreciation) on securities	$76,198
Tax cost	$2,032,289

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $760 representing .04% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	(1,740)	1,033
Totals(a)	$(1,740)	$1,033

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $708,843 and $552,436, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$586	$22
Class T	.25%	.25%	2,470	–
Class B	.75%	.25%	32	24
Class C	.75%	.25%	1,595	698
			$4,683	$744

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$189
Class T	47
Class B(a)	1
Class C(a)	67
$304

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$451.19
Class T	899.18
Class B	9.29
Class C	313.20
Class I	276.20
Class Z	9.05
	$1,957

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $69. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $25. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $42(including four hundred twelve dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,876	$4,011
Class T	4,721	7,310
Class B	9	12
Class C	828	666
Class I	2,062	2,227
Class Z	294	436
Total	$10,790	$14,662
From net realized gain
Class A	$17,575	$22,655
Class T	37,968	58,591
Class B	264	624
Class C	11,735	10,374
Class I	9,935	8,438
Class Z	1,336	1,682
Total	$78,813	$102,364

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	6,073	9,846	$109,573	$191,574
Reinvestment of distributions	1,078	1,367	19,549	25,452
Shares redeemed	(3,620)	(5,359)	(65,080)	(103,975)
Net increase (decrease)	3,531	5,854	$64,042	$113,051
Class T
Shares sold	7,079	12,721	$128,552	$249,731
Reinvestment of distributions	2,275	3,418	41,687	64,182
Shares redeemed	(6,334)	(11,333)	(114,683)	(222,159)
Net increase (decrease)	3,020	4,806	$55,556	$91,754
Class B
Shares sold	29	74	$534	$1,411
Reinvestment of distributions	14	31	249	575
Shares redeemed	(112)	(259)	(2,017)	(5,038)
Net increase (decrease)	(69)	(154)	$(1,234)	$(3,052)
Class C
Shares sold	6,180	8,492	$110,928	$164,051
Reinvestment of distributions	618	548	11,137	10,127
Shares redeemed	(2,095)	(1,919)	(37,115)	(37,100)
Net increase (decrease)	4,703	7,121	$84,950	$137,078
Class I
Shares sold	6,925	9,348	$128,153	$185,064
Reinvestment of distributions	545	514	10,059	9,738
Shares redeemed	(5,105)	(3,233)	(91,031)	(64,102)
Net increase (decrease)	2,365	6,629	$47,181	$130,700
Class Z
Shares sold	449	790	$8,331	$15,691
Reinvestment of distributions	88	112	1,630	2,117
Shares redeemed	(313)	(329)	(5,713)	(6,507)
Net increase (decrease)	224	573	$4,248	$11,301

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.90%
Actual		$1,000.00	$968.20	$4.40
Hypothetical-C		$1,000.00	$1,020.39	$4.52
Class T	1.14%
Actual		$1,000.00	$967.20	$5.58
Hypothetical-C		$1,000.00	$1,019.19	$5.72
Class B	1.74%
Actual		$1,000.00	$964.60	$8.50
Hypothetical-C		$1,000.00	$1,016.21	$8.72
Class C	1.66%
Actual		$1,000.00	$964.50	$8.11
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class I	.66%
Actual		$1,000.00	$969.90	$3.23
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Class Z	.51%
Actual		$1,000.00	$970.60	$2.50
Hypothetical-C		$1,000.00	$1,022.33	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AIGZ-SANN-0416
1.969414.102

Fidelity Advisor® Balanced Fund Class A, Class T, Class B and Class C Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.1	1.6
Danaher Corp.	1.4	1.3
AMETEK, Inc.	1.4	1.1
Apple, Inc.	1.4	2.1
Roper Technologies, Inc.	1.4	1.2
	7.7

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.6	4.6
Fannie Mae	3.6	3.7
Freddie Mac	1.8	1.7
Ginnie Mae	1.6	1.3
Citigroup, Inc.	1.1	1.1
	14.7

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.4
Information Technology	12.7	12.3
Health Care	10.7	11.4
Consumer Discretionary	10.3	10.5
Consumer Staples	7.7	6.8

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks and Equity Futures	64.5%
Bonds	33.4%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 12.0%

As of August 31, 2015*
Stocks and Equity Futures	65.7%
Bonds	32.6%
Convertible Securities	0.1%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Delphi Automotive PLC	95,500	$6,368
Automobiles - 0.3%
Tesla Motors, Inc. (a)	28,600	5,489
Diversified Consumer Services - 0.3%
2U, Inc. (a)	95,730	2,140
H&R Block, Inc.	135,200	4,445
		6,585
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	431,500	8,967
Las Vegas Sands Corp.	79,400	3,833
Starbucks Corp.	180,400	10,501
Tuniu Corp. Class A sponsored ADR (a)	52,200	551
		23,852
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	13,600	784
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	40,240	22,233
Media - 2.0%
Charter Communications, Inc. Class A (a)(b)	60,500	10,863
Comcast Corp. Class A	18,200	1,051
ITV PLC	1,960,750	6,784
Legend Pictures LLC (a)(c)(d)	415	760
Manchester United PLC	67,200	956
MDC Partners, Inc. Class A	184,231	3,928
The Walt Disney Co.	175,800	16,792
		41,134
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,047,401	4,153
Specialty Retail - 2.5%
AutoZone, Inc. (a)	9,700	7,513
Home Depot, Inc.	142,669	17,708
L Brands, Inc.	136,904	11,608
Ross Stores, Inc.	164,651	9,053
TJX Companies, Inc.	83,765	6,207
		52,089
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	241,364	14,866
VF Corp.	150,900	9,825
		24,691

TOTAL CONSUMER DISCRETIONARY		187,378

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	41,200	5,827
Monster Beverage Corp.	37,800	4,744
The Coca-Cola Co.	486,799	20,996
		31,567
Food & Staples Retailing - 1.6%
CVS Health Corp.	168,327	16,356
Kroger Co.	235,836	9,412
Sprouts Farmers Market LLC (a)	54,100	1,541
Wal-Mart Stores, Inc.	31,300	2,076
Walgreens Boots Alliance, Inc.	10,300	813
Whole Foods Market, Inc.	101,900	3,190
		33,388
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	16,775	307
Mead Johnson Nutrition Co. Class A	80,289	5,922
The Hershey Co.	36,670	3,333
TreeHouse Foods, Inc. (a)	17,600	1,486
		11,048
Household Products - 1.0%
Colgate-Palmolive Co.	203,857	13,381
Procter & Gamble Co.	83,028	6,666
		20,047
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	55,913	5,107
Nu Skin Enterprises, Inc. Class A	42,299	1,290
		6,397
Tobacco - 1.9%
Altria Group, Inc.	303,103	18,662
British American Tobacco PLC sponsored ADR	140,099	15,220
Philip Morris International, Inc.	62,500	5,689
		39,571

TOTAL CONSUMER STAPLES		142,018

ENERGY - 4.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	109,000	4,673
Dril-Quip, Inc. (a)	23,539	1,277
Halliburton Co.	54,607	1,763
Independence Contract Drilling, Inc. (a)	72,137	278
Oceaneering International, Inc.	30,829	851
Schlumberger Ltd.	154,800	11,102
		19,944
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	140,811	5,344
Apache Corp.	87,500	3,350
Black Stone Minerals LP	91,100	1,132
Cabot Oil & Gas Corp.	124,615	2,508
Chevron Corp.	71,576	5,972
Cimarex Energy Co.	31,800	2,672
ConocoPhillips Co.	166,800	5,643
EOG Resources, Inc.	48,610	3,147
Exxon Mobil Corp.	91,591	7,341
Kinder Morgan, Inc.	21,000	380
Memorial Resource Development Corp. (a)	150,400	1,454
Newfield Exploration Co. (a)	78,100	2,127
Noble Energy, Inc.	189,245	5,583
Parsley Energy, Inc. Class A (a)	85,300	1,568
Phillips 66 Co.	76,474	6,071
Pioneer Natural Resources Co.	26,800	3,230
PrairieSky Royalty Ltd. (b)	110,600	1,801
SM Energy Co. (b)	105,300	952
Suncor Energy, Inc.	182,755	4,468
		64,743

TOTAL ENERGY		84,687

FINANCIALS - 9.9%
Banks - 3.7%
Bank of America Corp.	1,081,391	13,539
Citigroup, Inc.	293,530	11,404
Comerica, Inc.	93,000	3,142
FirstMerit Corp.	29,100	571
Huntington Bancshares, Inc.	508,993	4,454
JPMorgan Chase & Co.	355,232	20,000
M&T Bank Corp.	79,300	8,132
Regions Financial Corp.	242,500	1,824
Synovus Financial Corp.	53,543	1,424
U.S. Bancorp	273,133	10,521
Zions Bancorporation	96,400	2,055
		77,066
Capital Markets - 1.2%
Bank of New York Mellon Corp.	87,900	3,111
BlackRock, Inc. Class A	13,190	4,115
E*TRADE Financial Corp. (a)	82,221	1,929
Goldman Sachs Group, Inc.	72,700	10,871
Invesco Ltd.	53,809	1,439
Northern Trust Corp.	42,705	2,536
Oaktree Capital Group LLC Class A	16,791	771
		24,772
Consumer Finance - 1.7%
Capital One Financial Corp.	344,834	22,666
Discover Financial Services	45,300	2,103
Navient Corp.	387,107	4,192
OneMain Holdings, Inc. (a)	79,900	1,803
SLM Corp. (a)	674,086	3,937
		34,701
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,026
Class B (a)	49,800	6,682
Broadcom Ltd.	18,000	2,411
IntercontinentalExchange, Inc.	17,576	4,191
KBC Ancora	24,048	768
		16,078
Insurance - 1.0%
Chubb Ltd.	59,291	6,850
Direct Line Insurance Group PLC	293,227	1,586
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	740
Marsh & McLennan Companies, Inc.	156,753	8,943
MetLife, Inc.	73,267	2,898
Unum Group	37,900	1,081
WMI Holdings Corp. (a)	4,527	11
		22,109
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	254,310	2,385
American Tower Corp.	18,450	1,701
Boston Properties, Inc.	23,400	2,671
Community Healthcare Trust, Inc.	52,162	937
Crown Castle International Corp.	8,050	696
Digital Realty Trust, Inc.	18,400	1,455
Duke Realty LP	162,500	3,361
Extra Space Storage, Inc.	18,500	1,520
FelCor Lodging Trust, Inc.	87,400	647
Outfront Media, Inc.	37,412	765
Store Capital Corp.	222,900	5,383
Sun Communities, Inc.	41,642	2,812
Ventas, Inc.	68,300	3,802
VEREIT, Inc.	258,300	2,072
		30,207
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	96,948	2,463
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		207,396

HEALTH CARE - 9.4%
Biotechnology - 2.8%
AbbVie, Inc.	38,011	2,076
Alexion Pharmaceuticals, Inc. (a)	45,764	6,444
Amgen, Inc.	96,005	13,660
Biogen, Inc. (a)	33,475	8,684
BioMarin Pharmaceutical, Inc. (a)	26,009	2,129
Celgene Corp. (a)	89,100	8,984
Gilead Sciences, Inc.	110,785	9,666
Regeneron Pharmaceuticals, Inc. (a)	14,800	5,683
		57,326
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	190,600	7,384
Boston Scientific Corp. (a)	624,449	10,603
Edwards Lifesciences Corp. (a)	56,428	4,909
Medtronic PLC	255,401	19,765
The Cooper Companies, Inc.	14,928	2,134
Wright Medical Group NV (a)	93,946	1,606
		46,401
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	33,564	482
Cigna Corp.	68,582	9,575
HCA Holdings, Inc. (a)	13,176	912
Henry Schein, Inc. (a)	36,944	6,112
McKesson Corp.	43,482	6,767
UnitedHealth Group, Inc.	121,500	14,471
		38,319
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	106,300	3,970
Thermo Fisher Scientific, Inc.	52,390	6,768
		10,738
Pharmaceuticals - 2.1%
Allergan PLC (a)	61,019	17,702
Bristol-Myers Squibb Co.	266,894	16,529
Endo Health Solutions, Inc. (a)	65,900	2,755
Horizon Pharma PLC (a)	106,400	1,826
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,000	5,838
		44,650

TOTAL HEALTH CARE		197,434

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	122,800	11,865
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	53,713	6,120
Electrical Equipment - 1.5%
AMETEK, Inc.	641,525	29,773
SolarCity Corp. (a)	44,000	811
		30,584
Industrial Conglomerates - 2.8%
Danaher Corp.	341,392	30,476
Roper Technologies, Inc.	171,598	28,816
		59,292
Machinery - 0.1%
WABCO Holdings, Inc. (a)	31,557	2,976
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	156,800	11,421
WageWorks, Inc. (a)	29,900	1,440
		12,861
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	27,700	990

TOTAL INDUSTRIALS		124,688

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.3%
Qualcomm, Inc.	107,779	5,474
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	18,155	1,463
Internet Software & Services - 4.7%
58.com, Inc. ADR (a)	9,699	514
Alibaba Group Holding Ltd. sponsored ADR (a)	144,800	9,964
Alphabet, Inc.:
Class A	2,800	2,008
Class C	62,199	43,400
Box, Inc. Class A (a)(b)	102,800	1,183
Cornerstone OnDemand, Inc. (a)	42,000	1,210
Cvent, Inc. (a)	124,522	2,432
Demandware, Inc. (a)	33,600	1,166
Facebook, Inc. Class A (a)	226,113	24,176
Just Dial Ltd.	85,984	674
LinkedIn Corp. Class A (a)	5,700	668
New Relic, Inc. (a)	161,218	4,292
Opower, Inc. (a)	216,298	1,789
Shopify, Inc. Class A	14,600	327
Tencent Holdings Ltd.	41,600	761
Yahoo!, Inc. (a)	147,700	4,695
		99,259
IT Services - 0.7%
Alliance Data Systems Corp. (a)	900	189
Blackhawk Network Holdings, Inc. (a)	95,560	3,234
Cognizant Technology Solutions Corp. Class A (a)	18,900	1,077
Fidelity National Information Services, Inc.	6,300	367
Global Payments, Inc.	23,000	1,402
Sabre Corp.	77,872	2,114
Travelport Worldwide Ltd.	453,178	5,882
		14,265
Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp. Class A	125,061	1,597
Marvell Technology Group Ltd.	652,075	6,227
Maxim Integrated Products, Inc.	6,272	212
Micron Technology, Inc. (a)	65,087	692
NVIDIA Corp.	76,200	2,390
NXP Semiconductors NV (a)	117,100	8,342
Qorvo, Inc. (a)	365,851	16,493
Semtech Corp. (a)	117,400	2,249
		38,202
Software - 2.8%
Activision Blizzard, Inc.	66,100	2,093
Adobe Systems, Inc. (a)	47,654	4,058
Autodesk, Inc. (a)	323,600	16,743
Electronic Arts, Inc. (a)	123,400	7,927
Fleetmatics Group PLC (a)	28,683	1,036
HubSpot, Inc. (a)	26,678	1,111
Imperva, Inc. (a)	10,994	482
Microsoft Corp.	198,200	10,084
Mobileye NV (a)	22,300	724
Salesforce.com, Inc. (a)	145,199	9,837
Tableau Software, Inc. (a)	32,800	1,497
Varonis Systems, Inc. (a)	55,467	1,021
Workday, Inc. Class A (a)	12,900	780
Zendesk, Inc. (a)	80,100	1,466
		58,859
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	303,752	29,370
EMC Corp.	224,100	5,856
HP, Inc.	631,900	6,755
SanDisk Corp.	15,300	1,106
		43,087

TOTAL INFORMATION TECHNOLOGY		260,609

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	34,100	1,243
E.I. du Pont de Nemours & Co.	148,400	9,033
Eastman Chemical Co.	65,774	4,219
Ecolab, Inc.	169,300	17,362
LyondellBasell Industries NV Class A	18,343	1,471
Monsanto Co.	8,178	736
PPG Industries, Inc.	43,200	4,170
W.R. Grace & Co. (a)	36,981	2,542
		40,776
Construction Materials - 0.1%
Eagle Materials, Inc.	35,400	2,139
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	164,290	2,026
WestRock Co.	119,374	4,031
		6,057

TOTAL MATERIALS		48,972

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	473,029	17,478
Cogent Communications Group, Inc.	32,300	1,185
Frontier Communications Corp.	40,400	219
inContact, Inc. (a)	115,717	1,073
Level 3 Communications, Inc. (a)	56,852	2,760
SBA Communications Corp. Class A (a)	3,300	313
Verizon Communications, Inc.	171,998	8,725
Zayo Group Holdings, Inc. (a)	21,000	497
		32,250
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	15,500	575
Telephone & Data Systems, Inc.	18,337	490
		1,065

TOTAL TELECOMMUNICATION SERVICES		33,315

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	61,767	4,210
Exelon Corp.	246,100	7,750
FirstEnergy Corp.	33,900	1,135
NextEra Energy, Inc.	82,600	9,319
PPL Corp.	125,200	4,381
		26,795
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	63,981	690
NRG Yield, Inc. Class C	42,900	561
		1,251
Multi-Utilities - 0.8%
Avangrid, Inc.	18,100	702
Dominion Resources, Inc.	83,549	5,842
NiSource, Inc.	39,897	857
PG&E Corp.	77,675	4,407
Sempra Energy	56,709	5,473
		17,281

TOTAL UTILITIES		45,327

TOTAL COMMON STOCKS
(Cost $1,248,731)		1,331,824

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	32,800	468
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	16,802	97
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,860)		565
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	231	231
General Motors Co.:
3.5% 10/2/18	350	351
6.25% 10/2/43	58	57
6.6% 4/1/36	338	347
6.75% 4/1/46	568	594
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,418	1,393
2.625% 7/10/17	110	110
3% 9/25/17	252	252
3.15% 1/15/20	1,508	1,474
3.25% 5/15/18	180	180
3.45% 4/10/22	1,250	1,179
3.5% 7/10/19	400	400
4% 1/15/25	494	458
4.2% 3/1/21	795	796
4.25% 5/15/23	200	195
4.75% 8/15/17	195	200
		8,217
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	264
		299
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	132
3.7% 1/30/26	338	353
4.7% 12/9/35	175	181
4.875% 12/9/45	274	288
		954
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	481
7.75% 12/1/45	621	783
AOL Time Warner, Inc. 7.625% 4/15/31	500	607
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	718
4.908% 7/23/25 (e)	475	486
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	227
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	326
Time Warner Cable, Inc.:
4% 9/1/21	630	642
4.5% 9/15/42	110	90
5.5% 9/1/41	206	183
5.85% 5/1/17	104	108
5.875% 11/15/40	500	465
6.55% 5/1/37	1,304	1,314
6.75% 7/1/18	439	478
7.3% 7/1/38	725	765
8.25% 4/1/19	700	800
Time Warner, Inc. 6.5% 11/15/36	232	250
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	589
		10,019

TOTAL CONSUMER DISCRETIONARY		19,489

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,433
3.3% 2/1/23	1,517	1,559
4.7% 2/1/36	1,436	1,506
4.9% 2/1/46	1,642	1,760
		6,258
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	324
3.875% 7/20/25	600	642
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	246
3.3% 11/18/21	291	293
		1,505
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	131
Tobacco - 0.3%
Altria Group, Inc.:
4% 1/31/24	212	228
4.25% 8/9/42	262	250
4.75% 5/5/21	300	332
5.375% 1/31/44	364	411
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	605
4.25% 7/21/25 (e)	589	613
Reynolds American, Inc.:
2.3% 6/12/18	258	261
3.25% 6/12/20	115	120
4% 6/12/22	395	426
4.45% 6/12/25	870	945
5.7% 8/15/35	149	168
5.85% 8/15/45	1,140	1,338
6.15% 9/15/43	500	593
6.75% 6/15/17	23	25
7.25% 6/15/37	409	513
		6,828

TOTAL CONSUMER STAPLES		14,722

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	247
5.35% 3/15/20 (e)	1,027	773
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	399	372
6.5% 4/1/20	24	24
Halliburton Co.:
3.8% 11/15/25	348	329
4.85% 11/15/35	304	266
5% 11/15/45	416	369
Noble Holding International Ltd.:
4% 3/16/18	41	33
5.95% 4/1/25	260	131
6.95% 4/1/45	251	115
Transocean, Inc. 5.55% 12/15/16 (f)	238	236
		2,895
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	684
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,268
2.315% 2/13/20	1,873	1,835
3.535% 11/4/24	1,443	1,379
3.814% 2/10/24	359	357
4.5% 10/1/20	173	183
4.742% 3/11/21	300	320
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	163
3.8% 4/15/24	619	476
Cenovus Energy, Inc. 5.7% 10/15/19	561	495
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	106
3.3% 6/1/20 (e)	536	502
4.5% 6/1/25 (e)	164	149
DCP Midstream Operating LP:
2.5% 12/1/17	168	153
2.7% 4/1/19	494	405
3.875% 3/15/23	164	118
5.6% 4/1/44	146	89
Duke Energy Field Services 6.45% 11/3/36 (e)	375	203
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	339
Enable Midstream Partners LP:
2.4% 5/15/19	114	88
3.9% 5/15/24	121	77
Enbridge Energy Partners LP:
4.2% 9/15/21	438	388
4.375% 10/15/20	411	380
EnLink Midstream Partners LP 2.7% 4/1/19	572	446
Enterprise Products Operating LP:
2.55% 10/15/19	85	82
3.7% 2/15/26	600	562
3.75% 2/15/25	285	270
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	235	212
3.95% 9/1/22	333	301
4.25% 9/1/24	116	100
Marathon Petroleum Corp. 5.125% 3/1/21	215	215
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	161
MPLX LP 4% 2/15/25	77	58
Nakilat, Inc. 6.067% 12/31/33 (e)	279	304
Petro-Canada 6.05% 5/15/18	150	153
Petrobras Global Finance BV:
2.2382% 5/20/16 (f)	425	422
3% 1/15/19	40	32
3.25% 3/17/17	1,690	1,638
4.375% 5/20/23	596	406
4.875% 3/17/20	2,484	1,901
5.625% 5/20/43	569	331
7.25% 3/17/44	2,755	1,795
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,302	3,227
5.75% 1/20/20	611	489
5.875% 3/1/18	228	214
6.125% 10/6/16	100	101
7.875% 3/15/19	399	360
Petroleos Mexicanos:
3.125% 1/23/19	58	56
3.5% 7/18/18	463	460
3.5% 7/23/20 (e)	2,675	2,521
3.5% 1/30/23	285	247
4.5% 1/23/26 (e)	1,314	1,169
4.875% 1/24/22	237	227
4.875% 1/18/24	410	380
5.5% 1/21/21	369	373
5.5% 6/27/44	648	498
5.625% 1/23/46 (e)	749	581
6% 3/5/20	175	180
6.375% 1/23/45	2,366	2,052
6.5% 6/2/41	661	578
6.875% 8/4/26 (e)	700	725
8% 5/3/19	241	263
Phillips 66 Co. 4.3% 4/1/22	338	345
Phillips 66 Partners LP 2.646% 2/15/20	42	39
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	143
6.125% 1/15/17	205	205
Shell International Finance BV 4.375% 5/11/45	1,246	1,156
Southwestern Energy Co.:
3.3% 1/23/18	200	144
4.05% 1/23/20	363	234
4.95% 1/23/25	324	186
Spectra Energy Capital, LLC 5.65% 3/1/20	10	10
Spectra Energy Partners, LP:
2.95% 6/15/16	69	69
2.95% 9/25/18	63	62
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	405
The Williams Companies, Inc.:
3.7% 1/15/23	116	86
4.55% 6/24/24	1,308	981
Western Gas Partners LP 5.375% 6/1/21	441	377
Williams Partners LP 4.3% 3/4/24	868	679
		39,474

TOTAL ENERGY		42,369

FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	552
5.5% 7/12/20 (e)	3,200	2,976
5.75% 9/26/23 (e)	332	290
6.5% 6/10/19 (e)	129	128
Bank of America Corp.:
2.6% 1/15/19	648	651
3.875% 3/22/17	1,060	1,084
3.875% 8/1/25	418	429
3.95% 4/21/25	795	770
4% 1/22/25	206	200
4.2% 8/26/24	750	751
4.25% 10/22/26	418	414
4.45% 3/3/26	739	739
5.65% 5/1/18	205	219
5.75% 12/1/17	2,655	2,816
5.875% 1/5/21	170	192
6.5% 8/1/16	300	307
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	1,362	1,354
2.3% 3/5/20 (e)	1,360	1,351
Barclays PLC:
2% 3/16/18	2,708	2,655
2.75% 11/8/19	356	350
3.25% 1/12/21	650	627
4.375% 1/12/26	883	852
Capital One NA 2.95% 7/23/21	541	537
Citigroup, Inc.:
1.3% 11/15/16	568	568
1.8% 2/5/18	10,500	10,430
1.85% 11/24/17	2,353	2,345
2.15% 7/30/18	1,228	1,224
2.5% 7/29/19	1,199	1,202
3.875% 3/26/25	1,200	1,156
4.05% 7/30/22	151	154
4.3% 11/20/26	1,000	970
5.5% 9/13/25	142	152
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	221
Credit Suisse AG 6% 2/15/18	1,164	1,232
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	538
3.75% 3/26/25	550	520
3.8% 9/15/22	930	911
Discover Bank 4.2% 8/8/23	259	263
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,031
8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (e)	180	194
HSBC Holdings PLC 4.25% 3/14/24	200	197
HSBC U.S.A., Inc. 1.625% 1/16/18	314	312
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,022
2.4% 4/1/20	4,000	3,973
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	400	368
5.71% 1/15/26 (e)	997	950
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,926
3.875% 9/10/24	3,066	3,081
4.125% 12/15/26	4,096	4,155
KeyBank NA 5.45% 3/3/16	294	294
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,446
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	502
PNC Bank NA 2.3% 6/1/20	300	300
Rabobank Nederland 4.375% 8/4/25	955	960
Regions Bank 6.45% 6/26/37	652	782
Regions Financial Corp. 2% 5/15/18	382	379
Royal Bank of Canada 4.65% 1/27/26	760	767
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	5,846
6% 12/19/23	874	883
6.1% 6/10/23	1,190	1,205
6.125% 12/15/22	694	728
The Toronto-Dominion Bank 1.625% 3/13/18	2,395	2,395
Wells Fargo & Co. 4.48% 1/16/24	30	32
		82,469
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	570
4.25% 2/15/24	399	411
Deutsche Bank AG 4.5% 4/1/25	1,821	1,544
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,712
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,962
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,550
2.9% 7/19/18	526	533
5.25% 7/27/21	96	106
5.625% 1/15/17	500	516
5.95% 1/18/18	32	34
6% 6/15/20	600	673
6.15% 4/1/18	36	39
6.75% 10/1/37	2,000	2,286
Lazard Group LLC:
4.25% 11/14/20	324	332
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	453
2.125% 4/25/18	2,454	2,453
2.65% 1/27/20	1,715	1,712
4.35% 9/8/26	2,000	1,993
4.875% 11/1/22	687	724
5% 11/24/25	93	98
5.45% 1/9/17	480	496
5.75% 1/25/21	268	301
6.625% 4/1/18	600	653
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	494
UBS AG Stamford Branch:
1.375% 6/1/17	438	437
1.8% 3/26/18	822	822
2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	682	679
		29,300
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	456
3.95% 11/6/24	283	277
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,069
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,312
1.5% 1/17/17	239	238
1.7% 5/9/16	561	561
2.875% 10/1/18	400	400
Hyundai Capital America:
1.45% 2/6/17 (e)	476	474
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	749
2.125% 10/2/17 (e)	521	521
2.875% 8/9/18 (e)	163	164
Synchrony Financial:
1.875% 8/15/17	95	94
3% 8/15/19	140	140
3.75% 8/15/21	211	212
4.25% 8/15/24	213	213
		9,016
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	391
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	234
3.75% 12/1/25	411	423
		1,048
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	400	407
3.35% 5/3/26	323	331
AFLAC, Inc. 2.4% 3/16/20	1,000	1,010
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	350
3.75% 7/10/25	1,024	1,005
4.875% 6/1/22	630	672
5.6% 10/18/16	318	327
Aon Corp.:
3.125% 5/27/16	376	378
5% 9/30/20	133	147
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(f)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	454
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	256
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	581
5.375% 12/1/41 (e)	48	53
MetLife, Inc.:
1.903% 12/15/17 (f)	84	84
4.368% 9/15/23	305	328
4.75% 2/8/21	137	150
6.75% 6/1/16	290	294
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	221
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	283
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	439
6% 2/10/20 (e)	409	458
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	217
6.2% 11/15/40	134	151
7.375% 6/15/19	2,734	3,153
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	38
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	514
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	179
Unum Group:
3.875% 11/5/25	658	624
4% 3/15/24	600	598
5.625% 9/15/20	270	296
5.75% 8/15/42	458	480
7.125% 9/30/16	19	20
		15,261
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	167
4.2% 12/15/23	360	387
Boston Properties, Inc. 3.85% 2/1/23	432	446
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	325
Corporate Office Properties LP 5% 7/1/25	282	284
DDR Corp.:
3.625% 2/1/25	242	230
4.25% 2/1/26	243	241
4.625% 7/15/22	247	257
4.75% 4/15/18	313	326
7.5% 4/1/17	203	214
9.625% 3/15/16	106	106
Digital Delta Holdings LLC:
3.4% 10/1/20 (e)	639	650
4.75% 10/1/25 (e)	459	465
Duke Realty LP:
3.625% 4/15/23	180	180
3.75% 12/1/24	160	159
3.875% 10/15/22	310	319
4.375% 6/15/22	207	218
5.95% 2/15/17	144	149
6.5% 1/15/18	285	307
6.75% 3/15/20	12	14
8.25% 8/15/19	127	151
Equity One, Inc. 3.75% 11/15/22	400	400
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	597
4.75% 7/15/20	265	288
5.75% 6/15/17	250	262
Federal Realty Investment Trust 5.9% 4/1/20	95	109
Government Properties Income Trust 3.75% 8/15/19	1,800	1,846
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4% 6/1/25	432	424
4.7% 9/15/17	48	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	129
4.5% 4/1/27	3,808	3,597
4.95% 4/1/24	123	126
5.25% 1/15/26	731	740
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	248
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	579
		16,679
Real Estate Management & Development - 0.4%
BioMed Realty LP 3.85% 4/15/16	552	553
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	357
4.1% 10/1/24	401	396
4.55% 10/1/29	401	400
4.95% 4/15/18	281	294
5.7% 5/1/17	1,000	1,039
6% 4/1/16	86	86
Digital Realty Trust LP:
3.95% 7/1/22	396	399
5.25% 3/15/21	201	220
Essex Portfolio LP 5.5% 3/15/17	113	117
Liberty Property LP:
3.375% 6/15/23	185	180
4.125% 6/15/22	177	183
4.4% 2/15/24	418	434
4.75% 10/1/20	394	425
5.5% 12/15/16	12	12
6.625% 10/1/17	281	299
Mack-Cali Realty LP:
2.5% 12/15/17	252	250
3.15% 5/15/23	426	369
4.5% 4/18/22	108	105
7.75% 8/15/19	23	25
Mid-America Apartments LP:
4% 11/15/25	159	162
4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	97
Reckson Operating Partnership LP 6% 3/31/16	114	114
Tanger Properties LP:
3.75% 12/1/24	300	305
3.875% 12/1/23	160	164
6.125% 6/1/20	478	544
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	139
4.125% 1/15/26	192	195
4.375% 2/1/45	85	76
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	226
4% 4/30/19	114	119
		8,681

TOTAL FINANCIALS		162,454

HEALTH CARE - 1.0%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,441
2.9% 11/6/22	368	365
3.2% 11/6/22	536	541
3.6% 5/14/25	797	812
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	981
		4,875
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,046
2% 4/1/18	1,079	1,074
		2,270
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	51
Cardinal Health, Inc. 3.75% 9/15/25	1,000	1,040
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	382
4.25% 10/15/19	1,330	1,370
6.5% 2/15/20	2,750	3,046
Medco Health Solutions, Inc. 4.125% 9/15/20	259	271
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	225
3.75% 7/15/25	591	629
		7,504
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	103
		270
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,931
2.35% 3/12/18	1,358	1,366
3% 3/12/20	466	474
3.45% 3/15/22	810	828
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	197
Perrigo Finance PLC 3.5% 12/15/21	200	198
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	56
3.25% 2/1/23	138	133
		5,422

TOTAL HEALTH CARE		20,341

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	347
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	1	1
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	7	7
8.36% 1/20/19	4	5
		19
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	198
2.625% 9/4/18	589	572
3.75% 2/1/22	505	469
3.875% 4/1/21	387	374
4.25% 9/15/24	336	312
4.75% 3/1/20	338	344
		2,269

TOTAL INDUSTRIALS		2,635

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	132
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		206
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	1,245	1,256
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	621	619
4.9% 10/15/25 (e)	621	589
6.35% 10/15/45 (e)	621	530
		2,994

TOTAL INFORMATION TECHNOLOGY		3,200

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	362
4.25% 11/15/20	116	124
		486
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	258	255
6.75% 10/19/75 (e)(f)	641	623
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	629
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	264
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	347
Vale Overseas Ltd.:
4.375% 1/11/22	200	154
6.25% 1/23/17	503	507
		3,141

TOTAL MATERIALS		3,627

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 2.45% 6/30/20	380	379
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	72
6.15% 9/15/19	226	232
Embarq Corp. 7.995% 6/1/36	3,770	3,582
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20	615	623
4.5% 9/15/20	1,100	1,196
5.012% 8/21/54	1,641	1,526
6.25% 4/1/37	187	209
6.4% 9/15/33	346	403
6.55% 9/15/43	1,127	1,367
		10,209
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	277

TOTAL TELECOMMUNICATION SERVICES		10,486

UTILITIES - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	146
American Transmission Systems, Inc. 5% 9/1/44 (e)	58	58
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,218
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	306
6.4% 9/15/20 (e)	850	970
Edison International 3.75% 9/15/17	226	233
Entergy Corp. 4% 7/15/22	600	630
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	426
Exelon Corp.:
1.55% 6/9/17	114	113
3.95% 6/15/25 (e)	539	546
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,104
4.25% 3/15/23	1,949	2,035
7.375% 11/15/31	608	756
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	689
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	940
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	182
NV Energy, Inc. 6.25% 11/15/20	115	133
Progress Energy, Inc. 4.4% 1/15/21	823	878
TECO Finance, Inc.:
4% 3/15/16	96	96
5.15% 3/15/20	141	153
		11,877
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	114
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	342
		456
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	523	521
Dominion Resources, Inc.:
1.25% 3/15/17	700	697
2.9031% 9/30/66 (f)	823	553
7.5% 6/30/66 (f)	26	22
NiSource Finance Corp.:
5.45% 9/15/20	468	518
6.4% 3/15/18	24	26
6.8% 1/15/19	677	755
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	521
6.5% 12/15/20	147	172
Sempra Energy:
2.3% 4/1/17	376	378
2.875% 10/1/22	1,154	1,117
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	21	16
		5,352

TOTAL UTILITIES		17,685

TOTAL NONCONVERTIBLE BONDS
(Cost $303,959)		297,008

U.S. Government and Government Agency Obligations - 6.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,878	$5,473
1.375% 2/15/44	6,647	7,195
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,713	5,630
0.25% 1/15/25	3,922	3,889
0.375% 7/15/25	5,490	5,514
0.625% 1/15/26	7,500	7,700

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		35,401

U.S. Treasury Obligations - 5.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 5/19/16 (g)	1,290	1,290
U.S. Treasury Bonds:
3% 5/15/45	14,105	15,230
3% 11/15/45	9,645	10,424
U.S. Treasury Notes:
0.875% 11/30/17	35,050	35,101
0.875% 10/15/18	10,830	10,836
1.5% 2/28/23	20,141	20,115
1.75% 12/31/20	5,952	6,096
2% 8/15/25	400	409
2.125% 5/15/25	5,891	6,089

TOTAL U.S. TREASURY OBLIGATIONS		105,590

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $138,942)		140,991

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.302% 6/1/36 (f)	8	8
2.5% 1/1/28 to 1/1/31	641	658
2.557% 6/1/42 (f)	31	32
2.628% 7/1/37 (f)	14	15
2.951% 11/1/40 (f)	15	16
2.98% 9/1/41 (f)	18	19
2.991% 10/1/41 (f)	10	10
3% 1/1/43 to 11/1/45	1,566	1,610
3.249% 7/1/41 (f)	27	28
3.347% 10/1/41 (f)	14	15
3.5% 2/1/26 to 12/1/45	3,964	4,183
3.553% 7/1/41 (f)	33	35
4% 11/1/31 to 7/1/45	2,716	2,912
4% 3/1/46 (h)	200	213
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4.5% 12/1/23 to 2/1/45	1,348	1,474
5% 6/1/39 to 11/1/44	519	576
6% 11/1/35 to 8/1/37	264	304

TOTAL FANNIE MAE		12,429

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	586	602
3.208% 9/1/41 (f)	18	18
3.216% 4/1/41 (f)	24	25
3.25% 10/1/35 (f)	15	15
3.297% 6/1/41 (f)	23	24
3.451% 5/1/41 (f)	18	19
3.5% 9/1/42 to 8/1/45	1,670	1,752
3.626% 6/1/41 (f)	29	30
3.706% 5/1/41 (f)	24	25
4% 2/1/41 to 1/1/46	837	897
4.5% 3/1/44	164	178
5% 11/1/40 to 6/1/41	569	635
5.5% 6/1/41	1,702	1,916

TOTAL FREDDIE MAC		6,136

Ginnie Mae - 0.2%
3% 6/20/42 to 6/20/45	272	282
3.5% 12/20/41 to 8/20/45	2,047	2,166
4% 9/20/40 to 11/20/45	669	718
4.5% 5/20/41	147	160
5.5% 6/15/35	89	100

TOTAL GINNIE MAE		3,426

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,754)		21,991

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (f)	$30	$27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (f)	2	2
Series 2004-R2 Class M3, 1.2608% 4/25/34 (f)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (f)	2	2
Series 2004-W11 Class M2, 1.4858% 11/25/34 (f)	25	24
Series 2004-W7 Class M1, 1.2608% 5/25/34 (f)	26	24
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (f)	52	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.2515% 4/25/34 (f)	75	65
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	178	178
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (f)	82	55
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (f)	3	2
Series 2004-4 Class M2, 1.2308% 6/25/34 (f)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	92	96
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (f)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (f)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (f)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (f)	43	37
Class M4, 1.4465% 1/25/35 (f)	16	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (e)(f)	78	69
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (e)(f)	16	15
Class B, 0.7105% 11/15/34 (e)(f)	6	5
Class C, 0.8105% 11/15/34 (e)(f)	10	8
Class D, 1.1805% 11/15/34 (e)(f)	4	3
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.7258% 8/25/33 (f)	20	18
Series 2003-5 Class A2, 1.1358% 12/25/33 (f)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (f)	56	36
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (e)(f)	163	152
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (f)	2	2
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (f)	4	4
Series 2006-A Class 2C, 1.7531% 3/27/42 (f)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (f)	14	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (f)	2	2
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (f)	5	5
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (f)	34	33
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (f)	3	2
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (f)	11	10
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (f)	8	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (f)	65	59
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (f)	24	22
Class M4, 2.6015% 9/25/34 (f)	31	21
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (f)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (f)	0	0
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,440
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (f)	33	30
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (f)	25	25
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (f)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (f)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (e)(f)	60	30
TOTAL ASSET-BACKED SECURITIES
(Cost $4,220)		4,481

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (f)	43	41
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (f)	17	16
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (f)	41	35
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (f)	15	14
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (f)	26	23
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (f)	39	37
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (e)(f)	7	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (f)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (f)	5	5

TOTAL PRIVATE SPONSOR		179

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	1	1
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	913	931

TOTAL U.S. GOVERNMENT AGENCY		932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,069)		1,111

Commercial Mortgage Securities - 1.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (f)(j)	15	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (f)	25	25
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	1,578	1,579
Series 2006-6 Class A3, 5.369% 10/10/45	26	26
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	812	817
Series 2007-2 Class A4, 5.79% 4/10/49 (f)	2,705	2,743
Series 2007-3 Class A4, 5.7423% 6/10/49 (f)	595	611
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	240	245
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0255% 5/15/32 (e)(f)	3,264	3,153
Class C, 2.4755% 5/15/32 (e)(f)	435	420
Class D, 3.3255% 5/15/32 (e)(f)	228	212
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (e)(f)	1	1
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (e)(f)	33	28
Class B1, 1.8358% 1/25/36 (e)(f)	1	1
Class M1, 0.8858% 1/25/36 (e)(f)	11	9
Class M2, 0.9058% 1/25/36 (e)(f)	3	2
Class M3, 0.9358% 1/25/36 (e)(f)	5	3
Class M4, 1.0458% 1/25/36 (e)(f)	3	2
Class M5, 1.0858% 1/25/36 (e)(f)	3	2
Class M6, 1.1358% 1/25/36 (e)(f)	3	2
Series 2006-3A Class M4, 0.8658% 10/25/36 (e)(f)	1	0
Series 2007-1 Class A2, 0.7058% 3/25/37 (e)(f)	18	15
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (e)(f)	19	16
Class A2, 0.7558% 7/25/37 (e)(f)	18	14
Class M1, 0.8058% 7/25/37 (e)(f)	6	5
Class M2, 0.8458% 7/25/37 (e)(f)	3	2
Class M3, 0.9258% 7/25/37 (e)(f)	2	2
Series 2007-3:
Class A2, 0.7258% 7/25/37 (e)(f)	20	16
Class M1, 0.7458% 7/25/37 (e)(f)	4	3
Class M2, 0.7758% 7/25/37 (e)(f)	4	3
Class M3, 0.8058% 7/25/37 (e)(f)	6	3
Class M4, 0.9358% 7/25/37 (e)(f)	10	5
Class M5, 1.0358% 7/25/37 (e)(f)	5	1
Series 2007-4A Class M1, 1.3716% 9/25/37 (e)(f)	5	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (f)	35	36
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (e)(f)	8	8
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (e)(f)	188	176
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(f)	446	444
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	91	92
Series 2007-CD4 Class A4, 5.322% 12/11/49	1,835	1,875
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (e)(f)	6	6
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (f)	115	116
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	50	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (e)(f)(j)	0	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (e)(f)	104	100
Class C, 2.677% 3/15/17 (e)(f)	101	97
Class D, 3.627% 3/15/17 (e)(f)	153	145
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(f)	510	506
Class CFX, 3.3822% 12/15/19 (e)(f)	433	421
Class DFX, 3.3822% 12/15/19 (e)(f)	367	347
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	1,999
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (f)	763	764
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	67	67
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	763
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (e)(f)	130	126
Class D, 2.6805% 4/15/27 (e)(f)	277	265
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	462	465
Class A4, 5.552% 5/12/45	141	142
Series 2006-CB17 Class A4, 5.429% 12/12/43	194	196
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	173	174
Series 2006-LDP9 Class A3, 5.336% 5/15/47	29	29
Series 2007-CB18 Class A4, 5.44% 6/12/47	63	64
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (f)	1,097	1,128
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (f)	790	806
Series 2007-LDPX Class A3, 5.42% 1/15/49	501	511
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (f)	515	516
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	4	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (f)	201	208
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	33	34
Series 2006-C7 Class A2, 5.3% 11/15/38	9	9
Series 2007-C1 Class A4, 5.424% 2/15/40	518	528
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	73	75
Series 2007-C7 Class A3, 5.866% 9/15/45	432	455
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (e)(f)	20	20
Series 2007-C1 Class A4, 6.0317% 6/12/50 (f)	354	364
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	54	55
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	550	563
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	238	246
Series 2007-6 Class B, 5.635% 3/12/51 (f)	75	21
Series 2007-8 Class A3, 6.0719% 8/12/49 (f)	65	67
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (e)(f)	16	16
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (e)(f)	13	13
Class E, 0.6755% 10/15/20 (e)(f)	38	38
Class F, 0.7255% 10/15/20 (e)(f)	23	23
Class G, 0.7655% 10/15/20 (e)(f)	28	28
Class H, 0.8555% 10/15/20 (e)(f)	18	18
Class J, 1.0055% 10/15/20 (e)(f)	10	10
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,038
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	749	939
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	295	298
Series 2006-C29 Class A1A, 5.297% 11/15/48	258	263
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,136
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,269
Series 2007-C32 Class A3, 5.8991% 6/15/49 (f)	235	240
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (f)	1,260	1,301
Class A5, 6.1491% 2/15/51 (f)	50	53
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	289	290
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	684	687
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,616)		35,846

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.3% 10/1/39	535	762
7.5% 4/1/34	465	667
7.55% 4/1/39	1,375	2,041
7.625% 3/1/40	2,275	3,385
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,117
Series 2012 B, 5.432% 1/1/42	105	87
6.314% 1/1/44	515	466
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	287
4.95% 6/1/23	610	635
5.1% 6/1/33	6,465	6,011
Series 2010 5, 6.2% 7/1/21	280	305
Series 2010-1, 6.63% 2/1/35	1,325	1,435
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,479
7.35% 7/1/35	565	621
Series 2011:
4.961% 3/1/16	35	35
5.365% 3/1/17	15	16
5.665% 3/1/18	410	433
5.877% 3/1/19	1,320	1,427
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES
(Cost $21,997)		21,628

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	761	758
5.3% 3/15/17	420	434
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	594
3.1% 6/4/20	782	778
KeyBank NA 2.25% 3/16/20	1,500	1,490
Marshall & Ilsley Bank 5% 1/17/17	259	266
Regions Bank 7.5% 5/15/18	1,282	1,413
TOTAL BANK NOTES
(Cost $8,062)		8,065
	Shares	Value (000s)

Fixed-Income Funds - 8.6%
Fidelity High Income Central Fund 2 (k)	548,733	$54,456
Fidelity Mortgage Backed Securities Central Fund (k)	1,152,393	126,855
TOTAL FIXED-INCOME FUNDS
(Cost $178,243)		181,311

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (l)	55,784,109	55,784
Fidelity Securities Lending Cash Central Fund, 0.44% (l)(m)	7,881,675	7,882
TOTAL MONEY MARKET FUNDS
(Cost $63,666)		63,666
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,029,119)		2,108,487
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,135)
NET ASSETS - 100%		$2,097,352

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(100)	(105)
TOTAL TBA SALE COMMITMENTS
(Proceeds $105)		$(105)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
217 CME E-mini S&P 500 Index Contracts (United States)	March 2016	20,935	$334

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 15	$(14)	$0	$(14)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $857,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,940,000 or 2.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,240,000.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$311
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$122
Fidelity High Income Central Fund 2	1,452
Fidelity Mortgage Backed Securities Central Fund	1,449
Fidelity Securities Lending Cash Central Fund	42
Total	$3,065

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$36,370	$22,368	$--	$54,456	7.2%
Fidelity Mortgage Backed Securities Central Fund	109,407	26,431	10,003	126,855	2.2%
Total	$145,777	$48,799	$10,003	$181,311

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$187,378	$186,618	$--	$760
Consumer Staples	142,018	142,018	--	--
Energy	85,155	85,155	--	--
Financials	207,396	207,396	--	--
Health Care	197,434	197,434	--	--
Industrials	124,688	124,688	--	--
Information Technology	260,706	259,848	761	97
Materials	48,972	48,972	--	--
Telecommunication Services	33,315	33,315	--	--
Utilities	45,327	45,327	--	--
Corporate Bonds	297,008	--	297,008	--
U.S. Government and Government Agency Obligations	140,991	--	140,991	--
U.S. Government Agency - Mortgage Securities	21,991	--	21,991	--
Asset-Backed Securities	4,481	--	4,360	121
Collateralized Mortgage Obligations	1,111	--	1,111	--
Commercial Mortgage Securities	35,846	--	35,846	--
Municipal Securities	21,628	--	21,628	--
Bank Notes	8,065	--	8,065	--
Fixed-Income Funds	181,311	181,311	--	--
Money Market Funds	63,666	63,666	--	--
Total Investments in Securities:	$2,108,487	$1,575,748	$531,761	$978
Derivative Instruments:
Assets
Futures Contracts	$334	$334	$--	$--
Total Assets	$334	$334	$--	$--
Liabilities
Swaps	$(14)	$--	$(14)	$--
Total Liabilities	$(14)	$--	$(14)	$--
Total Derivative Instruments:	$320	$334	$(14)	$--
Other Financial Instruments:
TBA Sale Commitments	$(105)	$--	$(105)	$--
Total Other Financial Instruments:	$(105)	$--	$(105)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(14)
Total Credit Risk	0	(14)
Equity Risk
Futures Contracts(b)	334	0
Total Equity Risk	334	0
Total Value of Derivatives	$334	$(14)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.2%
AAA,AA,A	5.2%
BBB	9.5%
BB	3.1%
B	1.7%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	63.5%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	2.5%
Ireland	1.9%
Netherlands	1.2%
Others (Individually Less Than 1%)	6.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,637) — See accompanying schedule: Unaffiliated issuers (cost $1,787,210)	$1,863,510
Fidelity Central Funds (cost $241,909)	244,977
Total Investments (cost $2,029,119)		$2,108,487
Receivable for investments sold		18,247
Receivable for TBA sale commitments		105
Receivable for fund shares sold		3,951
Dividends receivable		1,592
Interest receivable		4,223
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		3
Other receivables		47
Total assets		2,136,688
Liabilities
Payable to custodian bank	$2,162
Payable for investments purchased
Regular delivery	22,350
Delayed delivery	533
TBA sale commitments, at value	105
Payable for fund shares redeemed	4,128
Bi-lateral OTC swaps, at value	14
Accrued management fee	694
Distribution and service plan fees payable	778
Payable for daily variation margin for derivative instruments	143
Other affiliated payables	395
Other payables and accrued expenses	152
Collateral on securities loaned, at value	7,882
Total liabilities		39,336
Net Assets		$2,097,352
Net Assets consist of:
Paid in capital		$2,032,099
Undistributed net investment income		4,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,199)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,680
Net Assets		$2,097,352
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($479,242 ÷ 27,600 shares)		$17.36
Maximum offering price per share (100/94.25 of $17.36)		$18.42
Class T:
Net Asset Value and redemption price per share ($967,783 ÷ 55,173 shares)		$17.54
Maximum offering price per share (100/96.50 of $17.54)		$18.18
Class B:
Net Asset Value and offering price per share ($5,408 ÷ 311 shares)(a)		$17.39
Class C:
Net Asset Value and offering price per share ($341,974 ÷ 19,831 shares)(a)		$17.24
Class I:
Net Asset Value, offering price and redemption price per share ($265,901 ÷ 15,047 shares)		$17.67
Class Z:
Net Asset Value, offering price and redemption price per share ($37,044 ÷ 2,096 shares)		$17.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$10,027
Interest		9,209
Income from Fidelity Central Funds		3,065
Total income		22,301
Expenses
Management fee	$4,194
Transfer agent fees	1,957
Distribution and service plan fees	4,683
Accounting and security lending fees	407
Custodian fees and expenses	68
Independent trustees' compensation	4
Registration fees	85
Audit	58
Legal	6
Miscellaneous	5
Total expenses before reductions	11,467
Expense reductions	(35)	11,432
Net investment income (loss)		10,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,386)
Fidelity Central Funds	(35)
Futures contracts	(1,740)
Total net realized gain (loss)		(3,161)
Change in net unrealized appreciation (depreciation) on: Investment securities	(82,152)
Assets and liabilities in foreign currencies	(2)
Futures contracts	1,033
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		(81,112)
Net gain (loss)		(84,273)
Net increase (decrease) in net assets resulting from operations		$(73,404)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,869	$17,547
Net realized gain (loss)	(3,161)	107,827
Change in net unrealized appreciation (depreciation)	(81,112)	(130,700)
Net increase (decrease) in net assets resulting from operations	(73,404)	(5,326)
Distributions to shareholders from net investment income	(10,790)	(14,662)
Distributions to shareholders from net realized gain	(78,813)	(102,364)
Total distributions	(89,603)	(117,026)
Share transactions - net increase (decrease)	254,743	480,832
Total increase (decrease) in net assets	91,736	358,480
Net Assets
Beginning of period	2,005,616	1,647,136
End of period (including undistributed net investment income of $4,772 and undistributed net investment income of $4,693, respectively)	$2,097,352	$2,005,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$20.10	$17.84	$16.31	$14.83	$13.29
Income from Investment Operations
Net investment income (loss)A	.11	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.67)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	(.56)	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.11)	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.84)B	(1.41)C	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$17.36	$18.76	$20.10	$17.84	$16.31	$14.83
Total ReturnD,E,F	(3.18)%	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%I	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.23%I	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$479	$451	$366	$270	$249	$215
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.722 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$20.28	$17.99	$16.44	$14.95	$13.40
Income from Investment Operations
Net investment income (loss)A	.09	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.68)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	(.59)	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.09)	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.81)	(1.36)B	(.95)C	(.17)	(.21)	(.21)
Net asset value, end of period	$17.54	$18.94	$20.28	$17.99	$16.44	$14.95
Total ReturnD,E,F	(3.28)%	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%I	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.99%I	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$968	$988	$960	$821	$737	$673
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 C Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$20.11	$17.84	$16.30	$14.81	$13.27
Income from Investment Operations
Net investment income (loss)A	.03	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.66)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.63)	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.75)	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$17.39	$18.77	$20.11	$17.84	$16.30	$14.81
Total ReturnB,C,D	(3.54)%	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.74%G	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.38%G	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$5	$7	$11	$13	$15	$19
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$19.99	$17.76	$16.24	$14.77	$13.23
Income from Investment Operations
Net investment income (loss)A	.04	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.67)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.63)	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.05)	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.77)	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$17.24	$18.64	$19.99	$17.76	$16.24	$14.77
Total ReturnB,C,D	(3.55)%	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.65%G	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.47%G	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$342	$282	$160	$105	$80	$69
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$16.55	$15.06	$13.49
Income from Investment Operations
Net investment income (loss)A	.13	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.67)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	(.54)	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.14)	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.86)	(1.46)	(1.04)B	(.26)	(.29)	(.28)
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11	$16.55	$15.06
Total ReturnC,D	(3.01)%	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.66%G	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.65%G	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.47%G	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$266	$242	$124	$97	$66	$42
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class Z

	Six months ended February 29,(Unaudited)	Years ended August 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$18.56
Income from Investment Operations
Net investment income (loss)B	.15	.30	.32	.01
Net realized and unrealized gain (loss)	(.68)	(.17)	3.06	(.46)
Total from investment operations	(.53)	.13	3.38	(.45)
Distributions from net investment income	(.15)	(.27)	(.31)	–
Distributions from net realized gain	(.72)	(1.21)	(.77)	–
Total distributions	(.87)	(1.48)	(1.07)C	–
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11
Total ReturnD,E	(2.94)%	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.51%	.51%	.53%H
Expenses net of fee waivers, if any	.51%H	.51%	.51%	.53%H
Expenses net of all reductions	.50%H	.50%	.51%	.52%H
Net investment income (loss)	1.62%H	1.53%	1.62%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,758	$35,714	$26,518	$98
Portfolio turnover rateI	77%H	117%	79%	124%

 A For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$204,852
Gross unrealized depreciation	(128,654)
Net unrealized appreciation (depreciation) on securities	$76,198
Tax cost	$2,032,289

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $760 representing .04% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	(1,740)	1,033
Totals(a)	$(1,740)	$1,033

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $708,843 and $552,436, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$586	$22
Class T	.25%	.25%	2,470	–
Class B	.75%	.25%	32	24
Class C	.75%	.25%	1,595	698
			$4,683	$744

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$189
Class T	47
Class B(a)	1
Class C(a)	67
$304

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$451.19
Class T	899.18
Class B	9.29
Class C	313.20
Class I	276.20
Class Z	9.05
	$1,957

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $69. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $25. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $42(including four hundred twelve dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,876	$4,011
Class T	4,721	7,310
Class B	9	12
Class C	828	666
Class I	2,062	2,227
Class Z	294	436
Total	$10,790	$14,662
From net realized gain
Class A	$17,575	$22,655
Class T	37,968	58,591
Class B	264	624
Class C	11,735	10,374
Class I	9,935	8,438
Class Z	1,336	1,682
Total	$78,813	$102,364

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	6,073	9,846	$109,573	$191,574
Reinvestment of distributions	1,078	1,367	19,549	25,452
Shares redeemed	(3,620)	(5,359)	(65,080)	(103,975)
Net increase (decrease)	3,531	5,854	$64,042	$113,051
Class T
Shares sold	7,079	12,721	$128,552	$249,731
Reinvestment of distributions	2,275	3,418	41,687	64,182
Shares redeemed	(6,334)	(11,333)	(114,683)	(222,159)
Net increase (decrease)	3,020	4,806	$55,556	$91,754
Class B
Shares sold	29	74	$534	$1,411
Reinvestment of distributions	14	31	249	575
Shares redeemed	(112)	(259)	(2,017)	(5,038)
Net increase (decrease)	(69)	(154)	$(1,234)	$(3,052)
Class C
Shares sold	6,180	8,492	$110,928	$164,051
Reinvestment of distributions	618	548	11,137	10,127
Shares redeemed	(2,095)	(1,919)	(37,115)	(37,100)
Net increase (decrease)	4,703	7,121	$84,950	$137,078
Class I
Shares sold	6,925	9,348	$128,153	$185,064
Reinvestment of distributions	545	514	10,059	9,738
Shares redeemed	(5,105)	(3,233)	(91,031)	(64,102)
Net increase (decrease)	2,365	6,629	$47,181	$130,700
Class Z
Shares sold	449	790	$8,331	$15,691
Reinvestment of distributions	88	112	1,630	2,117
Shares redeemed	(313)	(329)	(5,713)	(6,507)
Net increase (decrease)	224	573	$4,248	$11,301

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.90%
Actual		$1,000.00	$968.20	$4.40
Hypothetical-C		$1,000.00	$1,020.39	$4.52
Class T	1.14%
Actual		$1,000.00	$967.20	$5.58
Hypothetical-C		$1,000.00	$1,019.19	$5.72
Class B	1.74%
Actual		$1,000.00	$964.60	$8.50
Hypothetical-C		$1,000.00	$1,016.21	$8.72
Class C	1.66%
Actual		$1,000.00	$964.50	$8.11
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class I	.66%
Actual		$1,000.00	$969.90	$3.23
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Class Z	.51%
Actual		$1,000.00	$970.60	$2.50
Hypothetical-C		$1,000.00	$1,022.33	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AIG-SANN-0416
1.703549.118

Fidelity Advisor® Balanced Fund Class I Semi-Annual Report February 29, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Alphabet, Inc. Class C	2.1	1.6
Danaher Corp.	1.4	1.3
AMETEK, Inc.	1.4	1.1
Apple, Inc.	1.4	2.1
Roper Technologies, Inc.	1.4	1.2
	7.7

Top Five Bond Issuers as of February 29, 2016

(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	6.6	4.6
Fannie Mae	3.6	3.7
Freddie Mac	1.8	1.7
Ginnie Mae	1.6	1.3
Citigroup, Inc.	1.1	1.1
	14.7

Top Five Market Sectors as of February 29, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.0	18.4
Information Technology	12.7	12.3
Health Care	10.7	11.4
Consumer Discretionary	10.3	10.5
Consumer Staples	7.7	6.8

Asset Allocation (% of fund's net assets)

As of February 29, 2016*
Stocks and Equity Futures	64.5%
Bonds	33.4%
Other Investments	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 12.0%

As of August 31, 2015*
Stocks and Equity Futures	65.7%
Bonds	32.6%
Convertible Securities	0.1%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 11.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.9%
Auto Components - 0.3%
Delphi Automotive PLC	95,500	$6,368
Automobiles - 0.3%
Tesla Motors, Inc. (a)	28,600	5,489
Diversified Consumer Services - 0.3%
2U, Inc. (a)	95,730	2,140
H&R Block, Inc.	135,200	4,445
		6,585
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	431,500	8,967
Las Vegas Sands Corp.	79,400	3,833
Starbucks Corp.	180,400	10,501
Tuniu Corp. Class A sponsored ADR (a)	52,200	551
		23,852
Household Durables - 0.0%
Tempur Sealy International, Inc. (a)	13,600	784
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	40,240	22,233
Media - 2.0%
Charter Communications, Inc. Class A (a)(b)	60,500	10,863
Comcast Corp. Class A	18,200	1,051
ITV PLC	1,960,750	6,784
Legend Pictures LLC (a)(c)(d)	415	760
Manchester United PLC	67,200	956
MDC Partners, Inc. Class A	184,231	3,928
The Walt Disney Co.	175,800	16,792
		41,134
Multiline Retail - 0.2%
B&M European Value Retail S.A.	1,047,401	4,153
Specialty Retail - 2.5%
AutoZone, Inc. (a)	9,700	7,513
Home Depot, Inc.	142,669	17,708
L Brands, Inc.	136,904	11,608
Ross Stores, Inc.	164,651	9,053
TJX Companies, Inc.	83,765	6,207
		52,089
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	241,364	14,866
VF Corp.	150,900	9,825
		24,691

TOTAL CONSUMER DISCRETIONARY		187,378

CONSUMER STAPLES - 6.8%
Beverages - 1.5%
Constellation Brands, Inc. Class A (sub. vtg.)	41,200	5,827
Monster Beverage Corp.	37,800	4,744
The Coca-Cola Co.	486,799	20,996
		31,567
Food & Staples Retailing - 1.6%
CVS Health Corp.	168,327	16,356
Kroger Co.	235,836	9,412
Sprouts Farmers Market LLC (a)	54,100	1,541
Wal-Mart Stores, Inc.	31,300	2,076
Walgreens Boots Alliance, Inc.	10,300	813
Whole Foods Market, Inc.	101,900	3,190
		33,388
Food Products - 0.5%
Blue Buffalo Pet Products, Inc. (a)(b)	16,775	307
Mead Johnson Nutrition Co. Class A	80,289	5,922
The Hershey Co.	36,670	3,333
TreeHouse Foods, Inc. (a)	17,600	1,486
		11,048
Household Products - 1.0%
Colgate-Palmolive Co.	203,857	13,381
Procter & Gamble Co.	83,028	6,666
		20,047
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	55,913	5,107
Nu Skin Enterprises, Inc. Class A	42,299	1,290
		6,397
Tobacco - 1.9%
Altria Group, Inc.	303,103	18,662
British American Tobacco PLC sponsored ADR	140,099	15,220
Philip Morris International, Inc.	62,500	5,689
		39,571

TOTAL CONSUMER STAPLES		142,018

ENERGY - 4.0%
Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	109,000	4,673
Dril-Quip, Inc. (a)	23,539	1,277
Halliburton Co.	54,607	1,763
Independence Contract Drilling, Inc. (a)	72,137	278
Oceaneering International, Inc.	30,829	851
Schlumberger Ltd.	154,800	11,102
		19,944
Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	140,811	5,344
Apache Corp.	87,500	3,350
Black Stone Minerals LP	91,100	1,132
Cabot Oil & Gas Corp.	124,615	2,508
Chevron Corp.	71,576	5,972
Cimarex Energy Co.	31,800	2,672
ConocoPhillips Co.	166,800	5,643
EOG Resources, Inc.	48,610	3,147
Exxon Mobil Corp.	91,591	7,341
Kinder Morgan, Inc.	21,000	380
Memorial Resource Development Corp. (a)	150,400	1,454
Newfield Exploration Co. (a)	78,100	2,127
Noble Energy, Inc.	189,245	5,583
Parsley Energy, Inc. Class A (a)	85,300	1,568
Phillips 66 Co.	76,474	6,071
Pioneer Natural Resources Co.	26,800	3,230
PrairieSky Royalty Ltd. (b)	110,600	1,801
SM Energy Co. (b)	105,300	952
Suncor Energy, Inc.	182,755	4,468
		64,743

TOTAL ENERGY		84,687

FINANCIALS - 9.9%
Banks - 3.7%
Bank of America Corp.	1,081,391	13,539
Citigroup, Inc.	293,530	11,404
Comerica, Inc.	93,000	3,142
FirstMerit Corp.	29,100	571
Huntington Bancshares, Inc.	508,993	4,454
JPMorgan Chase & Co.	355,232	20,000
M&T Bank Corp.	79,300	8,132
Regions Financial Corp.	242,500	1,824
Synovus Financial Corp.	53,543	1,424
U.S. Bancorp	273,133	10,521
Zions Bancorporation	96,400	2,055
		77,066
Capital Markets - 1.2%
Bank of New York Mellon Corp.	87,900	3,111
BlackRock, Inc. Class A	13,190	4,115
E*TRADE Financial Corp. (a)	82,221	1,929
Goldman Sachs Group, Inc.	72,700	10,871
Invesco Ltd.	53,809	1,439
Northern Trust Corp.	42,705	2,536
Oaktree Capital Group LLC Class A	16,791	771
		24,772
Consumer Finance - 1.7%
Capital One Financial Corp.	344,834	22,666
Discover Financial Services	45,300	2,103
Navient Corp.	387,107	4,192
OneMain Holdings, Inc. (a)	79,900	1,803
SLM Corp. (a)	674,086	3,937
		34,701
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.:
Class A (a)	10	2,026
Class B (a)	49,800	6,682
Broadcom Ltd.	18,000	2,411
IntercontinentalExchange, Inc.	17,576	4,191
KBC Ancora	24,048	768
		16,078
Insurance - 1.0%
Chubb Ltd.	59,291	6,850
Direct Line Insurance Group PLC	293,227	1,586
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,400	740
Marsh & McLennan Companies, Inc.	156,753	8,943
MetLife, Inc.	73,267	2,898
Unum Group	37,900	1,081
WMI Holdings Corp. (a)	4,527	11
		22,109
Real Estate Investment Trusts - 1.4%
Altisource Residential Corp. Class B	254,310	2,385
American Tower Corp.	18,450	1,701
Boston Properties, Inc.	23,400	2,671
Community Healthcare Trust, Inc.	52,162	937
Crown Castle International Corp.	8,050	696
Digital Realty Trust, Inc.	18,400	1,455
Duke Realty LP	162,500	3,361
Extra Space Storage, Inc.	18,500	1,520
FelCor Lodging Trust, Inc.	87,400	647
Outfront Media, Inc.	37,412	765
Store Capital Corp.	222,900	5,383
Sun Communities, Inc.	41,642	2,812
Ventas, Inc.	68,300	3,802
VEREIT, Inc.	258,300	2,072
		30,207
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	96,948	2,463
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	130,000	0

TOTAL FINANCIALS		207,396

HEALTH CARE - 9.4%
Biotechnology - 2.8%
AbbVie, Inc.	38,011	2,076
Alexion Pharmaceuticals, Inc. (a)	45,764	6,444
Amgen, Inc.	96,005	13,660
Biogen, Inc. (a)	33,475	8,684
BioMarin Pharmaceutical, Inc. (a)	26,009	2,129
Celgene Corp. (a)	89,100	8,984
Gilead Sciences, Inc.	110,785	9,666
Regeneron Pharmaceuticals, Inc. (a)	14,800	5,683
		57,326
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	190,600	7,384
Boston Scientific Corp. (a)	624,449	10,603
Edwards Lifesciences Corp. (a)	56,428	4,909
Medtronic PLC	255,401	19,765
The Cooper Companies, Inc.	14,928	2,134
Wright Medical Group NV (a)	93,946	1,606
		46,401
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc. (a)	33,564	482
Cigna Corp.	68,582	9,575
HCA Holdings, Inc. (a)	13,176	912
Henry Schein, Inc. (a)	36,944	6,112
McKesson Corp.	43,482	6,767
UnitedHealth Group, Inc.	121,500	14,471
		38,319
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	106,300	3,970
Thermo Fisher Scientific, Inc.	52,390	6,768
		10,738
Pharmaceuticals - 2.1%
Allergan PLC (a)	61,019	17,702
Bristol-Myers Squibb Co.	266,894	16,529
Endo Health Solutions, Inc. (a)	65,900	2,755
Horizon Pharma PLC (a)	106,400	1,826
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,000	5,838
		44,650

TOTAL HEALTH CARE		197,434

INDUSTRIALS - 6.0%
Aerospace & Defense - 0.6%
United Technologies Corp.	122,800	11,865
Commercial Services & Supplies - 0.3%
Stericycle, Inc. (a)	53,713	6,120
Electrical Equipment - 1.5%
AMETEK, Inc.	641,525	29,773
SolarCity Corp. (a)	44,000	811
		30,584
Industrial Conglomerates - 2.8%
Danaher Corp.	341,392	30,476
Roper Technologies, Inc.	171,598	28,816
		59,292
Machinery - 0.1%
WABCO Holdings, Inc. (a)	31,557	2,976
Professional Services - 0.6%
Verisk Analytics, Inc. (a)	156,800	11,421
WageWorks, Inc. (a)	29,900	1,440
		12,861
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	27,700	990

TOTAL INDUSTRIALS		124,688

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 0.3%
Qualcomm, Inc.	107,779	5,474
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	18,155	1,463
Internet Software & Services - 4.7%
58.com, Inc. ADR (a)	9,699	514
Alibaba Group Holding Ltd. sponsored ADR (a)	144,800	9,964
Alphabet, Inc.:
Class A	2,800	2,008
Class C	62,199	43,400
Box, Inc. Class A (a)(b)	102,800	1,183
Cornerstone OnDemand, Inc. (a)	42,000	1,210
Cvent, Inc. (a)	124,522	2,432
Demandware, Inc. (a)	33,600	1,166
Facebook, Inc. Class A (a)	226,113	24,176
Just Dial Ltd.	85,984	674
LinkedIn Corp. Class A (a)	5,700	668
New Relic, Inc. (a)	161,218	4,292
Opower, Inc. (a)	216,298	1,789
Shopify, Inc. Class A	14,600	327
Tencent Holdings Ltd.	41,600	761
Yahoo!, Inc. (a)	147,700	4,695
		99,259
IT Services - 0.7%
Alliance Data Systems Corp. (a)	900	189
Blackhawk Network Holdings, Inc. (a)	95,560	3,234
Cognizant Technology Solutions Corp. Class A (a)	18,900	1,077
Fidelity National Information Services, Inc.	6,300	367
Global Payments, Inc.	23,000	1,402
Sabre Corp.	77,872	2,114
Travelport Worldwide Ltd.	453,178	5,882
		14,265
Semiconductors & Semiconductor Equipment - 1.8%
Intersil Corp. Class A	125,061	1,597
Marvell Technology Group Ltd.	652,075	6,227
Maxim Integrated Products, Inc.	6,272	212
Micron Technology, Inc. (a)	65,087	692
NVIDIA Corp.	76,200	2,390
NXP Semiconductors NV (a)	117,100	8,342
Qorvo, Inc. (a)	365,851	16,493
Semtech Corp. (a)	117,400	2,249
		38,202
Software - 2.8%
Activision Blizzard, Inc.	66,100	2,093
Adobe Systems, Inc. (a)	47,654	4,058
Autodesk, Inc. (a)	323,600	16,743
Electronic Arts, Inc. (a)	123,400	7,927
Fleetmatics Group PLC (a)	28,683	1,036
HubSpot, Inc. (a)	26,678	1,111
Imperva, Inc. (a)	10,994	482
Microsoft Corp.	198,200	10,084
Mobileye NV (a)	22,300	724
Salesforce.com, Inc. (a)	145,199	9,837
Tableau Software, Inc. (a)	32,800	1,497
Varonis Systems, Inc. (a)	55,467	1,021
Workday, Inc. Class A (a)	12,900	780
Zendesk, Inc. (a)	80,100	1,466
		58,859
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	303,752	29,370
EMC Corp.	224,100	5,856
HP, Inc.	631,900	6,755
SanDisk Corp.	15,300	1,106
		43,087

TOTAL INFORMATION TECHNOLOGY		260,609

MATERIALS - 2.3%
Chemicals - 1.9%
CF Industries Holdings, Inc.	34,100	1,243
E.I. du Pont de Nemours & Co.	148,400	9,033
Eastman Chemical Co.	65,774	4,219
Ecolab, Inc.	169,300	17,362
LyondellBasell Industries NV Class A	18,343	1,471
Monsanto Co.	8,178	736
PPG Industries, Inc.	43,200	4,170
W.R. Grace & Co. (a)	36,981	2,542
		40,776
Construction Materials - 0.1%
Eagle Materials, Inc.	35,400	2,139
Containers & Packaging - 0.3%
Graphic Packaging Holding Co.	164,290	2,026
WestRock Co.	119,374	4,031
		6,057

TOTAL MATERIALS		48,972

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	473,029	17,478
Cogent Communications Group, Inc.	32,300	1,185
Frontier Communications Corp.	40,400	219
inContact, Inc. (a)	115,717	1,073
Level 3 Communications, Inc. (a)	56,852	2,760
SBA Communications Corp. Class A (a)	3,300	313
Verizon Communications, Inc.	171,998	8,725
Zayo Group Holdings, Inc. (a)	21,000	497
		32,250
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	15,500	575
Telephone & Data Systems, Inc.	18,337	490
		1,065

TOTAL TELECOMMUNICATION SERVICES		33,315

UTILITIES - 2.2%
Electric Utilities - 1.3%
Edison International	61,767	4,210
Exelon Corp.	246,100	7,750
FirstEnergy Corp.	33,900	1,135
NextEra Energy, Inc.	82,600	9,319
PPL Corp.	125,200	4,381
		26,795
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	63,981	690
NRG Yield, Inc. Class C	42,900	561
		1,251
Multi-Utilities - 0.8%
Avangrid, Inc.	18,100	702
Dominion Resources, Inc.	83,549	5,842
NiSource, Inc.	39,897	857
PG&E Corp.	77,675	4,407
Sempra Energy	56,709	5,473
		17,281

TOTAL UTILITIES		45,327

TOTAL COMMON STOCKS
(Cost $1,248,731)		1,331,824

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	32,800	468
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	16,802	97
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,860)		565
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.2%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.4%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	231	231
General Motors Co.:
3.5% 10/2/18	350	351
6.25% 10/2/43	58	57
6.6% 4/1/36	338	347
6.75% 4/1/46	568	594
General Motors Financial Co., Inc.:
2.4% 4/10/18	1,418	1,393
2.625% 7/10/17	110	110
3% 9/25/17	252	252
3.15% 1/15/20	1,508	1,474
3.25% 5/15/18	180	180
3.45% 4/10/22	1,250	1,179
3.5% 7/10/19	400	400
4% 1/15/25	494	458
4.2% 3/1/21	795	796
4.25% 5/15/23	200	195
4.75% 8/15/17	195	200
		8,217
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19	35	35
4.25% 6/15/23	249	264
		299
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	128	132
3.7% 1/30/26	338	353
4.7% 12/9/35	175	181
4.875% 12/9/45	274	288
		954
Media - 0.5%
21st Century Fox America, Inc.:
6.15% 2/15/41	446	481
7.75% 12/1/45	621	783
AOL Time Warner, Inc. 7.625% 4/15/31	500	607
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	707	718
4.908% 7/23/25 (e)	475	486
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	440	492
Discovery Communications LLC:
3.25% 4/1/23	51	47
6.35% 6/1/40	236	227
Thomson Reuters Corp.:
1.3% 2/23/17	122	122
3.85% 9/29/24	319	326
Time Warner Cable, Inc.:
4% 9/1/21	630	642
4.5% 9/15/42	110	90
5.5% 9/1/41	206	183
5.85% 5/1/17	104	108
5.875% 11/15/40	500	465
6.55% 5/1/37	1,304	1,314
6.75% 7/1/18	439	478
7.3% 7/1/38	725	765
8.25% 4/1/19	700	800
Time Warner, Inc. 6.5% 11/15/36	232	250
Viacom, Inc.:
2.5% 9/1/18	46	46
3.5% 4/1/17	583	589
		10,019

TOTAL CONSUMER DISCRETIONARY		19,489

CONSUMER STAPLES - 0.7%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,408	1,433
3.3% 2/1/23	1,517	1,559
4.7% 2/1/36	1,436	1,506
4.9% 2/1/46	1,642	1,760
		6,258
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	310	324
3.875% 7/20/25	600	642
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	245	246
3.3% 11/18/21	291	293
		1,505
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	131	131
Tobacco - 0.3%
Altria Group, Inc.:
4% 1/31/24	212	228
4.25% 8/9/42	262	250
4.75% 5/5/21	300	332
5.375% 1/31/44	364	411
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	589	605
4.25% 7/21/25 (e)	589	613
Reynolds American, Inc.:
2.3% 6/12/18	258	261
3.25% 6/12/20	115	120
4% 6/12/22	395	426
4.45% 6/12/25	870	945
5.7% 8/15/35	149	168
5.85% 8/15/45	1,140	1,338
6.15% 9/15/43	500	593
6.75% 6/15/17	23	25
7.25% 6/15/37	409	513
		6,828

TOTAL CONSUMER STAPLES		14,722

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	364	247
5.35% 3/15/20 (e)	1,027	773
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	399	372
6.5% 4/1/20	24	24
Halliburton Co.:
3.8% 11/15/25	348	329
4.85% 11/15/35	304	266
5% 11/15/45	416	369
Noble Holding International Ltd.:
4% 3/16/18	41	33
5.95% 4/1/25	260	131
6.95% 4/1/45	251	115
Transocean, Inc. 5.55% 12/15/16 (f)	238	236
		2,895
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	673	684
BP Capital Markets PLC:
1.674% 2/13/18	1,284	1,268
2.315% 2/13/20	1,873	1,835
3.535% 11/4/24	1,443	1,379
3.814% 2/10/24	359	357
4.5% 10/1/20	173	183
4.742% 3/11/21	300	320
Canadian Natural Resources Ltd.:
1.75% 1/15/18	178	163
3.8% 4/15/24	619	476
Cenovus Energy, Inc. 5.7% 10/15/19	561	495
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (e)	110	106
3.3% 6/1/20 (e)	536	502
4.5% 6/1/25 (e)	164	149
DCP Midstream Operating LP:
2.5% 12/1/17	168	153
2.7% 4/1/19	494	405
3.875% 3/15/23	164	118
5.6% 4/1/44	146	89
Duke Energy Field Services 6.45% 11/3/36 (e)	375	203
El Paso Natural Gas Co. 5.95% 4/15/17	7	7
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	350	339
Enable Midstream Partners LP:
2.4% 5/15/19	114	88
3.9% 5/15/24	121	77
Enbridge Energy Partners LP:
4.2% 9/15/21	438	388
4.375% 10/15/20	411	380
EnLink Midstream Partners LP 2.7% 4/1/19	572	446
Enterprise Products Operating LP:
2.55% 10/15/19	85	82
3.7% 2/15/26	600	562
3.75% 2/15/25	285	270
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	7	7
Kinder Morgan Energy Partners LP:
3.5% 3/1/21	235	212
3.95% 9/1/22	333	301
4.25% 9/1/24	116	100
Marathon Petroleum Corp. 5.125% 3/1/21	215	215
Motiva Enterprises LLC 5.75% 1/15/20 (e)	156	161
MPLX LP 4% 2/15/25	77	58
Nakilat, Inc. 6.067% 12/31/33 (e)	279	304
Petro-Canada 6.05% 5/15/18	150	153
Petrobras Global Finance BV:
2.2382% 5/20/16 (f)	425	422
3% 1/15/19	40	32
3.25% 3/17/17	1,690	1,638
4.375% 5/20/23	596	406
4.875% 3/17/20	2,484	1,901
5.625% 5/20/43	569	331
7.25% 3/17/44	2,755	1,795
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,302	3,227
5.75% 1/20/20	611	489
5.875% 3/1/18	228	214
6.125% 10/6/16	100	101
7.875% 3/15/19	399	360
Petroleos Mexicanos:
3.125% 1/23/19	58	56
3.5% 7/18/18	463	460
3.5% 7/23/20 (e)	2,675	2,521
3.5% 1/30/23	285	247
4.5% 1/23/26 (e)	1,314	1,169
4.875% 1/24/22	237	227
4.875% 1/18/24	410	380
5.5% 1/21/21	369	373
5.5% 6/27/44	648	498
5.625% 1/23/46 (e)	749	581
6% 3/5/20	175	180
6.375% 1/23/45	2,366	2,052
6.5% 6/2/41	661	578
6.875% 8/4/26 (e)	700	725
8% 5/3/19	241	263
Phillips 66 Co. 4.3% 4/1/22	338	345
Phillips 66 Partners LP 2.646% 2/15/20	42	39
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	173	143
6.125% 1/15/17	205	205
Shell International Finance BV 4.375% 5/11/45	1,246	1,156
Southwestern Energy Co.:
3.3% 1/23/18	200	144
4.05% 1/23/20	363	234
4.95% 1/23/25	324	186
Spectra Energy Capital, LLC 5.65% 3/1/20	10	10
Spectra Energy Partners, LP:
2.95% 6/15/16	69	69
2.95% 9/25/18	63	62
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	405
The Williams Companies, Inc.:
3.7% 1/15/23	116	86
4.55% 6/24/24	1,308	981
Western Gas Partners LP 5.375% 6/1/21	441	377
Williams Partners LP 4.3% 3/4/24	868	679
		39,474

TOTAL ENERGY		42,369

FINANCIALS - 7.8%
Banks - 4.0%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	365	364
4% 4/14/19 (e)	600	552
5.5% 7/12/20 (e)	3,200	2,976
5.75% 9/26/23 (e)	332	290
6.5% 6/10/19 (e)	129	128
Bank of America Corp.:
2.6% 1/15/19	648	651
3.875% 3/22/17	1,060	1,084
3.875% 8/1/25	418	429
3.95% 4/21/25	795	770
4% 1/22/25	206	200
4.2% 8/26/24	750	751
4.25% 10/22/26	418	414
4.45% 3/3/26	739	739
5.65% 5/1/18	205	219
5.75% 12/1/17	2,655	2,816
5.875% 1/5/21	170	192
6.5% 8/1/16	300	307
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	1,362	1,354
2.3% 3/5/20 (e)	1,360	1,351
Barclays PLC:
2% 3/16/18	2,708	2,655
2.75% 11/8/19	356	350
3.25% 1/12/21	650	627
4.375% 1/12/26	883	852
Capital One NA 2.95% 7/23/21	541	537
Citigroup, Inc.:
1.3% 11/15/16	568	568
1.8% 2/5/18	10,500	10,430
1.85% 11/24/17	2,353	2,345
2.15% 7/30/18	1,228	1,224
2.5% 7/29/19	1,199	1,202
3.875% 3/26/25	1,200	1,156
4.05% 7/30/22	151	154
4.3% 11/20/26	1,000	970
5.5% 9/13/25	142	152
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	216	221
Credit Suisse AG 6% 2/15/18	1,164	1,232
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	556	538
3.75% 3/26/25	550	520
3.8% 9/15/22	930	911
Discover Bank 4.2% 8/8/23	259	263
Fifth Third Bancorp:
2.875% 7/27/20	4,000	4,031
8.25% 3/1/38	94	132
HBOS PLC 6.75% 5/21/18 (e)	180	194
HSBC Holdings PLC 4.25% 3/14/24	200	197
HSBC U.S.A., Inc. 1.625% 1/16/18	314	312
Huntington Bancshares, Inc. 7% 12/15/20	97	115
Huntington National Bank:
1.7% 2/26/18	3,052	3,022
2.4% 4/1/20	4,000	3,973
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	400	368
5.71% 1/15/26 (e)	997	950
JPMorgan Chase & Co.:
2.75% 6/23/20	1,905	1,926
3.875% 9/10/24	3,066	3,081
4.125% 12/15/26	4,096	4,155
KeyBank NA 5.45% 3/3/16	294	294
Mizuho Bank Ltd. 1.8% 3/26/18 (e)	2,458	2,446
MUFG Americas Holdings Corp. 2.25% 2/10/20	509	502
PNC Bank NA 2.3% 6/1/20	300	300
Rabobank Nederland 4.375% 8/4/25	955	960
Regions Bank 6.45% 6/26/37	652	782
Regions Financial Corp. 2% 5/15/18	382	379
Royal Bank of Canada 4.65% 1/27/26	760	767
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	6,103	5,846
6% 12/19/23	874	883
6.1% 6/10/23	1,190	1,205
6.125% 12/15/22	694	728
The Toronto-Dominion Bank 1.625% 3/13/18	2,395	2,395
Wells Fargo & Co. 4.48% 1/16/24	30	32
		82,469
Capital Markets - 1.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	580	570
4.25% 2/15/24	399	411
Deutsche Bank AG 4.5% 4/1/25	1,821	1,544
Deutsche Bank AG London Branch 1.875% 2/13/18	2,780	2,712
Goldman Sachs Group, Inc.:
1.748% 9/15/17	2,964	2,962
2.55% 10/23/19	3,392	3,398
2.625% 1/31/19	1,538	1,550
2.9% 7/19/18	526	533
5.25% 7/27/21	96	106
5.625% 1/15/17	500	516
5.95% 1/18/18	32	34
6% 6/15/20	600	673
6.15% 4/1/18	36	39
6.75% 10/1/37	2,000	2,286
Lazard Group LLC:
4.25% 11/14/20	324	332
6.85% 6/15/17	18	19
Morgan Stanley:
1.875% 1/5/18	454	453
2.125% 4/25/18	2,454	2,453
2.65% 1/27/20	1,715	1,712
4.35% 9/8/26	2,000	1,993
4.875% 11/1/22	687	724
5% 11/24/25	93	98
5.45% 1/9/17	480	496
5.75% 1/25/21	268	301
6.625% 4/1/18	600	653
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	500	494
UBS AG Stamford Branch:
1.375% 6/1/17	438	437
1.8% 3/26/18	822	822
2.35% 3/26/20	300	300
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	682	679
		29,300
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	462	456
3.95% 11/6/24	283	277
5.2% 4/27/22	42	44
6.45% 6/12/17	1,019	1,069
Ford Motor Credit Co. LLC:
1.461% 3/27/17	3,335	3,312
1.5% 1/17/17	239	238
1.7% 5/9/16	561	561
2.875% 10/1/18	400	400
Hyundai Capital America:
1.45% 2/6/17 (e)	476	474
1.875% 8/9/16 (e)	92	92
2% 3/19/18 (e)	752	749
2.125% 10/2/17 (e)	521	521
2.875% 8/9/18 (e)	163	164
Synchrony Financial:
1.875% 8/15/17	95	94
3% 8/15/19	140	140
3.75% 8/15/21	211	212
4.25% 8/15/24	213	213
		9,016
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	420	391
IntercontinentalExchange, Inc.:
2.75% 12/1/20	230	234
3.75% 12/1/25	411	423
		1,048
Insurance - 0.7%
ACE INA Holdings, Inc.:
2.875% 11/3/22	400	407
3.35% 5/3/26	323	331
AFLAC, Inc. 2.4% 3/16/20	1,000	1,010
AIA Group Ltd. 2.25% 3/11/19 (e)	200	200
American International Group, Inc.:
3.3% 3/1/21	346	350
3.75% 7/10/25	1,024	1,005
4.875% 6/1/22	630	672
5.6% 10/18/16	318	327
Aon Corp.:
3.125% 5/27/16	376	378
5% 9/30/20	133	147
Five Corners Funding Trust 4.419% 11/15/23 (e)	360	373
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(f)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	421	454
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	256
Massachusetts Mutual Life Insurance Co.:
4.5% 4/15/65 (e)	629	581
5.375% 12/1/41 (e)	48	53
MetLife, Inc.:
1.903% 12/15/17 (f)	84	84
4.368% 9/15/23	305	328
4.75% 2/8/21	137	150
6.75% 6/1/16	290	294
Metropolitan Life Global Funding I 3% 1/10/23 (e)	223	221
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	203	283
Pacific LifeCorp:
5.125% 1/30/43 (e)	441	439
6% 2/10/20 (e)	409	458
Prudential Financial, Inc.:
2.3% 8/15/18	51	51
4.5% 11/16/21	200	217
6.2% 11/15/40	134	151
7.375% 6/15/19	2,734	3,153
Symetra Financial Corp. 6.125% 4/1/16 (e)	38	38
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	505	514
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	120	121
4.125% 11/1/24 (e)	174	179
Unum Group:
3.875% 11/5/25	658	624
4% 3/15/24	600	598
5.625% 9/15/20	270	296
5.75% 8/15/42	458	480
7.125% 9/30/16	19	20
		15,261
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	84	84
4.6% 4/1/22	108	115
American Campus Communities Operating Partnership LP 3.75% 4/15/23	101	101
American Tower Corp. 2.8% 6/1/20	500	497
AvalonBay Communities, Inc.:
3.625% 10/1/20	160	167
4.2% 12/15/23	360	387
Boston Properties, Inc. 3.85% 2/1/23	432	446
Camden Property Trust:
2.95% 12/15/22	135	133
4.25% 1/15/24	304	325
Corporate Office Properties LP 5% 7/1/25	282	284
DDR Corp.:
3.625% 2/1/25	242	230
4.25% 2/1/26	243	241
4.625% 7/15/22	247	257
4.75% 4/15/18	313	326
7.5% 4/1/17	203	214
9.625% 3/15/16	106	106
Digital Delta Holdings LLC:
3.4% 10/1/20 (e)	639	650
4.75% 10/1/25 (e)	459	465
Duke Realty LP:
3.625% 4/15/23	180	180
3.75% 12/1/24	160	159
3.875% 10/15/22	310	319
4.375% 6/15/22	207	218
5.95% 2/15/17	144	149
6.5% 1/15/18	285	307
6.75% 3/15/20	12	14
8.25% 8/15/19	127	151
Equity One, Inc. 3.75% 11/15/22	400	400
ERP Operating LP:
2.375% 7/1/19	246	247
4.625% 12/15/21	540	597
4.75% 7/15/20	265	288
5.75% 6/15/17	250	262
Federal Realty Investment Trust 5.9% 4/1/20	95	109
Government Properties Income Trust 3.75% 8/15/19	1,800	1,846
Health Care REIT, Inc.:
2.25% 3/15/18	147	147
4% 6/1/25	432	424
4.7% 9/15/17	48	50
Lexington Corporate Properties Trust 4.4% 6/15/24	131	132
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	130	129
4.5% 4/1/27	3,808	3,597
4.95% 4/1/24	123	126
5.25% 1/15/26	731	740
Retail Opportunity Investments Partnership LP:
4% 12/15/24	99	96
5% 12/15/23	67	69
Simon Property Group LP 4.125% 12/1/21	229	248
Weingarten Realty Investors 3.375% 10/15/22	68	68
WP Carey, Inc. 4% 2/1/25	613	579
		16,679
Real Estate Management & Development - 0.4%
BioMed Realty LP 3.85% 4/15/16	552	553
Brandywine Operating Partnership LP:
3.95% 2/15/23	359	357
4.1% 10/1/24	401	396
4.55% 10/1/29	401	400
4.95% 4/15/18	281	294
5.7% 5/1/17	1,000	1,039
6% 4/1/16	86	86
Digital Realty Trust LP:
3.95% 7/1/22	396	399
5.25% 3/15/21	201	220
Essex Portfolio LP 5.5% 3/15/17	113	117
Liberty Property LP:
3.375% 6/15/23	185	180
4.125% 6/15/22	177	183
4.4% 2/15/24	418	434
4.75% 10/1/20	394	425
5.5% 12/15/16	12	12
6.625% 10/1/17	281	299
Mack-Cali Realty LP:
2.5% 12/15/17	252	250
3.15% 5/15/23	426	369
4.5% 4/18/22	108	105
7.75% 8/15/19	23	25
Mid-America Apartments LP:
4% 11/15/25	159	162
4.3% 10/15/23	73	77
Post Apartment Homes LP 3.375% 12/1/22	70	70
Prime Property Funding, Inc. 5.7% 4/15/17 (e)	94	97
Reckson Operating Partnership LP 6% 3/31/16	114	114
Tanger Properties LP:
3.75% 12/1/24	300	305
3.875% 12/1/23	160	164
6.125% 6/1/20	478	544
Ventas Realty LP:
1.55% 9/26/16	250	250
3.5% 2/1/25	143	139
4.125% 1/15/26	192	195
4.375% 2/1/45	85	76
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	227	226
4% 4/30/19	114	119
		8,681

TOTAL FINANCIALS		162,454

HEALTH CARE - 1.0%
Biotechnology - 0.2%
AbbVie, Inc.:
1.75% 11/6/17	358	358
1.8% 5/14/18	1,445	1,441
2.9% 11/6/22	368	365
3.2% 11/6/22	536	541
3.6% 5/14/25	797	812
Amgen, Inc.:
1.25% 5/22/17	378	377
2.2% 5/22/19	969	981
		4,875
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19	147	150
Zimmer Biomet Holdings, Inc.:
1.45% 4/1/17	1,048	1,046
2% 4/1/18	1,079	1,074
		2,270
Health Care Providers & Services - 0.4%
Aetna, Inc. 2.75% 11/15/22	52	51
Cardinal Health, Inc. 3.75% 9/15/25	1,000	1,040
Express Scripts Holding Co. 4.75% 11/15/21	458	490
HCA Holdings, Inc.:
3.75% 3/15/19	375	382
4.25% 10/15/19	1,330	1,370
6.5% 2/15/20	2,750	3,046
Medco Health Solutions, Inc. 4.125% 9/15/20	259	271
UnitedHealth Group, Inc.:
3.35% 7/15/22	215	225
3.75% 7/15/25	591	629
		7,504
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	102	102
2.4% 2/1/19	65	65
4.15% 2/1/24	99	103
		270
Pharmaceuticals - 0.3%
Actavis Funding SCS:
1.85% 3/1/17	1,926	1,931
2.35% 3/12/18	1,358	1,366
3% 3/12/20	466	474
3.45% 3/15/22	810	828
Mylan, Inc. 1.35% 11/29/16	120	119
Perrigo Co. PLC 2.3% 11/8/18	200	197
Perrigo Finance PLC 3.5% 12/15/21	200	198
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	120	120
Zoetis, Inc.:
1.875% 2/1/18	57	56
3.25% 2/1/23	138	133
		5,422

TOTAL HEALTH CARE		20,341

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	309	347
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	6	6
6.9% 7/2/19	1	1
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	7	7
8.36% 1/20/19	4	5
		19
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	203	198
2.625% 9/4/18	589	572
3.75% 2/1/22	505	469
3.875% 4/1/21	387	374
4.25% 9/15/24	336	312
4.75% 3/1/20	338	344
		2,269

TOTAL INDUSTRIALS		2,635

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21	131	132
Tyco Electronics Group SA 2.375% 12/17/18	74	74
		206
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	1,245	1,256
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	621	619
4.9% 10/15/25 (e)	621	589
6.35% 10/15/45 (e)	621	530
		2,994

TOTAL INFORMATION TECHNOLOGY		3,200

MATERIALS - 0.2%
Chemicals - 0.0%
The Dow Chemical Co.:
4.125% 11/15/21	343	362
4.25% 11/15/20	116	124
		486
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	258	255
6.75% 10/19/75 (e)(f)	641	623
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	360	362
4.875% 11/4/44 (e)	728	629
Freeport-McMoRan, Inc. 2.3% 11/14/17	289	264
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	356	347
Vale Overseas Ltd.:
4.375% 1/11/22	200	154
6.25% 1/23/17	503	507
		3,141

TOTAL MATERIALS		3,627

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 2.45% 6/30/20	380	379
CenturyLink, Inc.:
5.15% 6/15/17	28	29
6% 4/1/17	70	72
6.15% 9/15/19	226	232
Embarq Corp. 7.995% 6/1/36	3,770	3,582
Verizon Communications, Inc.:
1.35% 6/9/17	591	591
2.625% 2/21/20	615	623
4.5% 9/15/20	1,100	1,196
5.012% 8/21/54	1,641	1,526
6.25% 4/1/37	187	209
6.4% 9/15/33	346	403
6.55% 9/15/43	1,127	1,367
		10,209
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	276	277

TOTAL TELECOMMUNICATION SERVICES		10,486

UTILITIES - 0.8%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 1.65% 12/15/17	147	146
American Transmission Systems, Inc. 5% 9/1/44 (e)	58	58
Cleveland Electric Illuminating Co. 5.95% 12/15/36	1,128	1,218
Dayton Power & Light Co. 1.875% 9/15/16	119	119
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	273	306
6.4% 9/15/20 (e)	850	970
Edison International 3.75% 9/15/17	226	233
Entergy Corp. 4% 7/15/22	600	630
Eversource Energy:
1.45% 5/1/18	96	95
2.8% 5/1/23	435	426
Exelon Corp.:
1.55% 6/9/17	114	113
3.95% 6/15/25 (e)	539	546
FirstEnergy Corp.:
2.75% 3/15/18	1,093	1,104
4.25% 3/15/23	1,949	2,035
7.375% 11/15/31	608	756
FirstEnergy Solutions Corp. 6.05% 8/15/21	649	689
IPALCO Enterprises, Inc. 3.45% 7/15/20	944	940
LG&E and KU Energy LLC 3.75% 11/15/20	49	51
Nevada Power Co. 6.5% 5/15/18	165	182
NV Energy, Inc. 6.25% 11/15/20	115	133
Progress Energy, Inc. 4.4% 1/15/21	823	878
TECO Finance, Inc.:
4% 3/15/16	96	96
5.15% 3/15/20	141	153
		11,877
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	122	114
Texas Eastern Transmission LP 6% 9/15/17 (e)	326	342
		456
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 1.1% 5/15/17	523	521
Dominion Resources, Inc.:
1.25% 3/15/17	700	697
2.9031% 9/30/66 (f)	823	553
7.5% 6/30/66 (f)	26	22
NiSource Finance Corp.:
5.45% 9/15/20	468	518
6.4% 3/15/18	24	26
6.8% 1/15/19	677	755
PG&E Corp. 2.4% 3/1/19	55	56
Puget Energy, Inc.:
6% 9/1/21	457	521
6.5% 12/15/20	147	172
Sempra Energy:
2.3% 4/1/17	376	378
2.875% 10/1/22	1,154	1,117
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	21	16
		5,352

TOTAL UTILITIES		17,685

TOTAL NONCONVERTIBLE BONDS
(Cost $303,959)		297,008

U.S. Government and Government Agency Obligations - 6.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$5,878	$5,473
1.375% 2/15/44	6,647	7,195
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24	5,713	5,630
0.25% 1/15/25	3,922	3,889
0.375% 7/15/25	5,490	5,514
0.625% 1/15/26	7,500	7,700

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		35,401

U.S. Treasury Obligations - 5.0%
U.S. Treasury Bills, yield at date of purchase 0.21% to 0.31% 3/3/16 to 5/19/16 (g)	1,290	1,290
U.S. Treasury Bonds:
3% 5/15/45	14,105	15,230
3% 11/15/45	9,645	10,424
U.S. Treasury Notes:
0.875% 11/30/17	35,050	35,101
0.875% 10/15/18	10,830	10,836
1.5% 2/28/23	20,141	20,115
1.75% 12/31/20	5,952	6,096
2% 8/15/25	400	409
2.125% 5/15/25	5,891	6,089

TOTAL U.S. TREASURY OBLIGATIONS		105,590

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $138,942)		140,991

U.S. Government Agency - Mortgage Securities - 1.1%
Fannie Mae - 0.6%
2.302% 6/1/36 (f)	8	8
2.5% 1/1/28 to 1/1/31	641	658
2.557% 6/1/42 (f)	31	32
2.628% 7/1/37 (f)	14	15
2.951% 11/1/40 (f)	15	16
2.98% 9/1/41 (f)	18	19
2.991% 10/1/41 (f)	10	10
3% 1/1/43 to 11/1/45	1,566	1,610
3.249% 7/1/41 (f)	27	28
3.347% 10/1/41 (f)	14	15
3.5% 2/1/26 to 12/1/45	3,964	4,183
3.553% 7/1/41 (f)	33	35
4% 11/1/31 to 7/1/45	2,716	2,912
4% 3/1/46 (h)	200	213
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4% 3/1/46 (h)	100	107
4.5% 12/1/23 to 2/1/45	1,348	1,474
5% 6/1/39 to 11/1/44	519	576
6% 11/1/35 to 8/1/37	264	304

TOTAL FANNIE MAE		12,429

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	586	602
3.208% 9/1/41 (f)	18	18
3.216% 4/1/41 (f)	24	25
3.25% 10/1/35 (f)	15	15
3.297% 6/1/41 (f)	23	24
3.451% 5/1/41 (f)	18	19
3.5% 9/1/42 to 8/1/45	1,670	1,752
3.626% 6/1/41 (f)	29	30
3.706% 5/1/41 (f)	24	25
4% 2/1/41 to 1/1/46	837	897
4.5% 3/1/44	164	178
5% 11/1/40 to 6/1/41	569	635
5.5% 6/1/41	1,702	1,916

TOTAL FREDDIE MAC		6,136

Ginnie Mae - 0.2%
3% 6/20/42 to 6/20/45	272	282
3.5% 12/20/41 to 8/20/45	2,047	2,166
4% 9/20/40 to 11/20/45	669	718
4.5% 5/20/41	147	160
5.5% 6/15/35	89	100

TOTAL GINNIE MAE		3,426

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $21,754)		21,991

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1266% 4/25/35 (f)	$30	$27
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4858% 12/25/33 (f)	2	2
Series 2004-R2 Class M3, 1.2608% 4/25/34 (f)	4	3
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2158% 3/25/34 (f)	2	2
Series 2004-W11 Class M2, 1.4858% 11/25/34 (f)	25	24
Series 2004-W7 Class M1, 1.2608% 5/25/34 (f)	26	24
Series 2006-W4 Class A2C, 0.5958% 5/25/36 (f)	52	18
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.2515% 4/25/34 (f)	75	65
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	178	178
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5758% 12/25/36 (f)	82	55
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8, 1.73% 4/9/20	1,000	1,009
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8908% 4/25/34 (f)	3	2
Series 2004-4 Class M2, 1.2308% 6/25/34 (f)	4	4
Series 2004-7 Class AF5, 5.868% 1/25/35	92	96
Fannie Mae Series 2004-T5 Class AB3, 1.1189% 5/28/35 (f)	2	2
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6015% 8/25/34 (f)	13	12
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.2515% 3/25/34 (f)	0	0
Ford Credit Floorplan Master Owner Trust Series 2015-1 Class B, 1.62% 1/15/20	615	612
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.1615% 1/25/35 (f)	43	37
Class M4, 1.4465% 1/25/35 (f)	16	8
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0091% 2/25/47 (e)(f)	78	69
GE Business Loan Trust Series 2006-2A:
Class A, 0.6093% 11/15/34 (e)(f)	16	15
Class B, 0.7105% 11/15/34 (e)(f)	6	5
Class C, 0.8105% 11/15/34 (e)(f)	10	8
Class D, 1.1805% 11/15/34 (e)(f)	4	3
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.7258% 8/25/33 (f)	20	18
Series 2003-5 Class A2, 1.1358% 12/25/33 (f)	1	1
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6165% 1/25/37 (f)	56	36
Invitation Homes Trust Series 2015-SFR3 Class E, 4.1755% 8/17/32 (e)(f)	163	152
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.5658% 11/25/36 (f)	2	2
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9331% 12/27/29 (f)	4	4
Series 2006-A Class 2C, 1.7531% 3/27/42 (f)	43	22
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7265% 5/25/37 (f)	14	0
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4015% 7/25/34 (f)	2	2
Series 2006-FM1 Class A2B, 0.5458% 4/25/37 (f)	5	5
Series 2006-OPT1 Class A1A, 0.9465% 6/25/35 (f)	34	33
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.1158% 8/25/34 (f)	3	2
Series 2005-NC1 Class M1, 1.0958% 1/25/35 (f)	11	10
Series 2005-NC2 Class B1, 2.1908% 3/25/35 (f)	8	0
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.9365% 9/25/35 (f)	65	59
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3015% 9/25/34 (f)	24	22
Class M4, 2.6015% 9/25/34 (f)	31	21
Series 2005-WCH1 Class M4, 1.6715% 1/25/36 (f)	67	59
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.2265% 4/25/33 (f)	0	0
Santander Drive Auto Receivables Trust:
Series 2014-4 Class C, 2.6% 11/16/20	223	225
Series 2015-1 Class A3, 1.27% 2/15/19	1,441	1,440
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2308% 3/25/35 (f)	33	30
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.462% 6/15/33 (f)	25	25
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.1608% 9/25/34 (f)	2	2
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2865% 9/25/34 (f)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (e)(f)	60	30
TOTAL ASSET-BACKED SECURITIES
(Cost $4,220)		4,481

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.9958% 1/25/35 (f)	43	41
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6557% 10/25/34 (f)	17	16
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.5961% 8/25/36 (f)	41	35
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6365% 5/25/47 (f)	15	14
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6058% 2/25/37 (f)	26	23
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7165% 7/25/35 (f)	39	37
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.7735% 6/10/35 (e)(f)	7	7
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (f)	1	1
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.7237% 4/25/33 (f)	5	5

TOTAL PRIVATE SPONSOR		179

U.S. Government Agency - 0.1%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17	1	1
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H21 Class JA, 2.5% 6/20/65 (i)	913	931

TOTAL U.S. GOVERNMENT AGENCY		932

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,069)		1,111

Commercial Mortgage Securities - 1.7%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5885% 2/14/43 (f)(j)	15	0
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class A4, 5.832% 5/10/45 (f)	25	25
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	1,578	1,579
Series 2006-6 Class A3, 5.369% 10/10/45	26	26
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	812	817
Series 2007-2 Class A4, 5.79% 4/10/49 (f)	2,705	2,743
Series 2007-3 Class A4, 5.7423% 6/10/49 (f)	595	611
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	240	245
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0255% 5/15/32 (e)(f)	3,264	3,153
Class C, 2.4755% 5/15/32 (e)(f)	435	420
Class D, 3.3255% 5/15/32 (e)(f)	228	212
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.7108% 12/25/33 (e)(f)	1	1
Series 2005-4A:
Class A2, 0.8258% 1/25/36 (e)(f)	33	28
Class B1, 1.8358% 1/25/36 (e)(f)	1	1
Class M1, 0.8858% 1/25/36 (e)(f)	11	9
Class M2, 0.9058% 1/25/36 (e)(f)	3	2
Class M3, 0.9358% 1/25/36 (e)(f)	5	3
Class M4, 1.0458% 1/25/36 (e)(f)	3	2
Class M5, 1.0858% 1/25/36 (e)(f)	3	2
Class M6, 1.1358% 1/25/36 (e)(f)	3	2
Series 2006-3A Class M4, 0.8658% 10/25/36 (e)(f)	1	0
Series 2007-1 Class A2, 0.7058% 3/25/37 (e)(f)	18	15
Series 2007-2A:
Class A1, 0.7058% 7/25/37 (e)(f)	19	16
Class A2, 0.7558% 7/25/37 (e)(f)	18	14
Class M1, 0.8058% 7/25/37 (e)(f)	6	5
Class M2, 0.8458% 7/25/37 (e)(f)	3	2
Class M3, 0.9258% 7/25/37 (e)(f)	2	2
Series 2007-3:
Class A2, 0.7258% 7/25/37 (e)(f)	20	16
Class M1, 0.7458% 7/25/37 (e)(f)	4	3
Class M2, 0.7758% 7/25/37 (e)(f)	4	3
Class M3, 0.8058% 7/25/37 (e)(f)	6	3
Class M4, 0.9358% 7/25/37 (e)(f)	10	5
Class M5, 1.0358% 7/25/37 (e)(f)	5	1
Series 2007-4A Class M1, 1.3716% 9/25/37 (e)(f)	5	1
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.9112% 6/11/40 (f)	35	36
C-BASS Trust floater Series 2006-SC1 Class A, 0.7058% 5/25/36 (e)(f)	8	8
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.4255% 12/15/27 (e)(f)	188	176
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(f)	446	444
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	91	92
Series 2007-CD4 Class A4, 5.322% 12/11/49	1,835	1,875
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.2805% 4/15/17 (e)(f)	6	6
sequential payer Series 2006-C7 Class A1A, 5.9515% 6/10/46 (f)	115	116
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	1	1
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	50	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0141% 9/15/34 (e)(f)(j)	0	0
CSMC Series 2015-TOWN:
Class B, 2.327% 3/15/17 (e)(f)	104	100
Class C, 2.677% 3/15/17 (e)(f)	101	97
Class D, 3.627% 3/15/17 (e)(f)	153	145
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.3822% 12/15/19 (e)(f)	510	506
Class CFX, 3.3822% 12/15/19 (e)(f)	433	421
Class DFX, 3.3822% 12/15/19 (e)(f)	367	347
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,968	1,999
Greenwich Capital Commercial Funding Corp. Series 2006-GG7 Class A4, 6.0483% 7/10/38 (f)	763	764
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39	67	67
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	100	100
Class DFX, 4.4065% 11/5/30 (e)	765	763
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0805% 4/15/27 (e)(f)	130	126
Class D, 2.6805% 4/15/27 (e)(f)	277	265
sequential payer:
Series 2006-CB16:
Class A1A, 5.546% 5/12/45	462	465
Class A4, 5.552% 5/12/45	141	142
Series 2006-CB17 Class A4, 5.429% 12/12/43	194	196
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	173	174
Series 2006-LDP9 Class A3, 5.336% 5/15/47	29	29
Series 2007-CB18 Class A4, 5.44% 6/12/47	63	64
Series 2007-CB19 Class A4, 5.8888% 2/12/49 (f)	1,097	1,128
Series 2007-LD11 Class A4, 5.9599% 6/15/49 (f)	790	806
Series 2007-LDPX Class A3, 5.42% 1/15/49	501	511
Series 2006-LDP7 Class A4, 6.1056% 4/17/45 (f)	515	516
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	4	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9% 7/15/44 (f)	201	208
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	33	34
Series 2006-C7 Class A2, 5.3% 11/15/38	9	9
Series 2007-C1 Class A4, 5.424% 2/15/40	518	528
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	73	75
Series 2007-C7 Class A3, 5.866% 9/15/45	432	455
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.9178% 1/12/44 (e)(f)	20	20
Series 2007-C1 Class A4, 6.0317% 6/12/50 (f)	354	364
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (f)	32	33
Series 2007-5 Class A4, 5.378% 8/12/48	54	55
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	550	563
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	238	246
Series 2007-6 Class B, 5.635% 3/12/51 (f)	75	21
Series 2007-8 Class A3, 6.0719% 8/12/49 (f)	65	67
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.631% 7/15/19 (e)(f)	16	16
Series 2007-XLFA:
Class D, 0.6155% 10/15/20 (e)(f)	13	13
Class E, 0.6755% 10/15/20 (e)(f)	38	38
Class F, 0.7255% 10/15/20 (e)(f)	23	23
Class G, 0.7655% 10/15/20 (e)(f)	28	28
Class H, 0.8555% 10/15/20 (e)(f)	18	18
Class J, 1.0055% 10/15/20 (e)(f)	10	10
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44	4	4
Series 2007-IQ14 Class A4, 5.692% 4/15/49	2,968	3,038
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (e)	749	939
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	295	298
Series 2006-C29 Class A1A, 5.297% 11/15/48	258	263
Series 2007-C30 Class A5, 5.342% 12/15/43	2,086	2,136
Series 2007-C31 Class A4, 5.509% 4/15/47	1,245	1,269
Series 2007-C32 Class A3, 5.8991% 6/15/49 (f)	235	240
Series 2007-C33:
Class A4, 6.1491% 2/15/51 (f)	1,260	1,301
Class A5, 6.1491% 2/15/51 (f)	50	53
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	289	290
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	684	687
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $36,616)		35,846

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$70	$100
7.3% 10/1/39	535	762
7.5% 4/1/34	465	667
7.55% 4/1/39	1,375	2,041
7.625% 3/1/40	2,275	3,385
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	80	81
Series 2010 C1, 7.781% 1/1/35	1,030	1,117
Series 2012 B, 5.432% 1/1/42	105	87
6.314% 1/1/44	515	466
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	280	287
4.95% 6/1/23	610	635
5.1% 6/1/33	6,465	6,011
Series 2010 5, 6.2% 7/1/21	280	305
Series 2010-1, 6.63% 2/1/35	1,325	1,435
Series 2010-3:
5.547% 4/1/19	10	11
6.725% 4/1/35	1,350	1,479
7.35% 7/1/35	565	621
Series 2011:
4.961% 3/1/16	35	35
5.365% 3/1/17	15	16
5.665% 3/1/18	410	433
5.877% 3/1/19	1,320	1,427
Series 2013:
2.69% 12/1/17	110	111
3.14% 12/1/18	115	116
TOTAL MUNICIPAL SECURITIES
(Cost $21,997)		21,628

Bank Notes - 0.4%
Bank of America NA:
1.65% 3/26/18	761	758
5.3% 3/15/17	420	434
Capital One NA 1.65% 2/5/18	2,362	2,332
Discover Bank:
(Delaware) 3.2% 8/9/21	598	594
3.1% 6/4/20	782	778
KeyBank NA 2.25% 3/16/20	1,500	1,490
Marshall & Ilsley Bank 5% 1/17/17	259	266
Regions Bank 7.5% 5/15/18	1,282	1,413
TOTAL BANK NOTES
(Cost $8,062)		8,065
	Shares	Value (000s)

Fixed-Income Funds - 8.6%
Fidelity High Income Central Fund 2 (k)	548,733	$54,456
Fidelity Mortgage Backed Securities Central Fund (k)	1,152,393	126,855
TOTAL FIXED-INCOME FUNDS
(Cost $178,243)		181,311

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (l)	55,784,109	55,784
Fidelity Securities Lending Cash Central Fund, 0.44% (l)(m)	7,881,675	7,882
TOTAL MONEY MARKET FUNDS
(Cost $63,666)		63,666
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $2,029,119)		2,108,487
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(11,135)
NET ASSETS - 100%		$2,097,352

TBA Sale Commitments

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 3/1/46	$(100)	$(105)
TOTAL TBA SALE COMMITMENTS
(Proceeds $105)		-105

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
217 CME E-mini S&P 500 Index Contracts (United States)	March 2016	20,935	$334

The face value of futures purchased as a percentage of Net Assets is 1%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Credit Suisse International	4.25%	USD 15	$(14)	$0	$(14)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $857,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,940,000 or 2.1% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,240,000.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$311
MongoDB, Inc. Series F, 8.00%	10/2/13	$281

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$122
Fidelity High Income Central Fund 2	1,452
Fidelity Mortgage Backed Securities Central Fund	1,449
Fidelity Securities Lending Cash Central Fund	42
Total	$3,065

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$36,370	$22,368	$--	$54,456	7.2%
Fidelity Mortgage Backed Securities Central Fund	109,407	26,431	10,003	126,855	2.2%
Total	$145,777	$48,799	$10,003	$181,311

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$187,378	$186,618	$--	$760
Consumer Staples	142,018	142,018	--	--
Energy	85,155	85,155	--	--
Financials	207,396	207,396	--	--
Health Care	197,434	197,434	--	--
Industrials	124,688	124,688	--	--
Information Technology	260,706	259,848	761	97
Materials	48,972	48,972	--	--
Telecommunication Services	33,315	33,315	--	--
Utilities	45,327	45,327	--	--
Corporate Bonds	297,008	--	297,008	--
U.S. Government and Government Agency Obligations	140,991	--	140,991	--
U.S. Government Agency - Mortgage Securities	21,991	--	21,991	--
Asset-Backed Securities	4,481	--	4,360	121
Collateralized Mortgage Obligations	1,111	--	1,111	--
Commercial Mortgage Securities	35,846	--	35,846	--
Municipal Securities	21,628	--	21,628	--
Bank Notes	8,065	--	8,065	--
Fixed-Income Funds	181,311	181,311	--	--
Money Market Funds	63,666	63,666	--	--
Total Investments in Securities:	$2,108,487	$1,575,748	$531,761	$978
Derivative Instruments:
Assets
Futures Contracts	$334	$334	$--	$--
Total Assets	$334	$334	$--	$--
Liabilities
Swaps	$(14)	$--	$(14)	$--
Total Liabilities	$(14)	$--	$(14)	$--
Total Derivative Instruments:	$320	$334	$(14)	$--
Other Financial Instruments:
TBA Sale Commitments	$(105)	$--	$(105)	$--
Total Other Financial Instruments:	$(105)	$--	$(105)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps(a)	$0	$(14)
Total Credit Risk	0	(14)
Equity Risk
Futures Contracts(b)	334	0
Total Equity Risk	334	0
Total Value of Derivatives	$334	$(14)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	14.2%
AAA,AA,A	5.2%
BBB	9.5%
BB	3.1%
B	1.7%
CCC,CC,C	0.5%
D	0.0%
Not Rated	0.0%
Equities	63.5%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.0%
United Kingdom	2.5%
Ireland	1.9%
Netherlands	1.2%
Others (Individually Less Than 1%)	6.4%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

Values shown as $0 may reflect amounts less than $500. Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 29, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,637) — See accompanying schedule: Unaffiliated issuers (cost $1,787,210)	$1,863,510
Fidelity Central Funds (cost $241,909)	244,977
Total Investments (cost $2,029,119)		$2,108,487
Receivable for investments sold		18,247
Receivable for TBA sale commitments		105
Receivable for fund shares sold		3,951
Dividends receivable		1,592
Interest receivable		4,223
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		3
Other receivables		47
Total assets		2,136,688
Liabilities
Payable to custodian bank	$2,162
Payable for investments purchased
Regular delivery	22,350
Delayed delivery	533
TBA sale commitments, at value	105
Payable for fund shares redeemed	4,128
Bi-lateral OTC swaps, at value	14
Accrued management fee	694
Distribution and service plan fees payable	778
Payable for daily variation margin for derivative instruments	143
Other affiliated payables	395
Other payables and accrued expenses	152
Collateral on securities loaned, at value	7,882
Total liabilities		39,336
Net Assets		$2,097,352
Net Assets consist of:
Paid in capital		$2,032,099
Undistributed net investment income		4,772
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,199)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		79,680
Net Assets		$2,097,352
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($479,242 ÷ 27,600 shares)		$17.36
Maximum offering price per share (100/94.25 of $17.36)		$18.42
Class T:
Net Asset Value and redemption price per share ($967,783 ÷ 55,173 shares)		$17.54
Maximum offering price per share (100/96.50 of $17.54)		$18.18
Class B:
Net Asset Value and offering price per share ($5,408 ÷ 311 shares)(a)		$17.39
Class C:
Net Asset Value and offering price per share ($341,974 ÷ 19,831 shares)(a)		$17.24
Class I:
Net Asset Value, offering price and redemption price per share ($265,901 ÷ 15,047 shares)		$17.67
Class Z:
Net Asset Value, offering price and redemption price per share ($37,044 ÷ 2,096 shares)		$17.67

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 29, 2016 (Unaudited)
Investment Income
Dividends		$10,027
Interest		9,209
Income from Fidelity Central Funds		3,065
Total income		22,301
Expenses
Management fee	$4,194
Transfer agent fees	1,957
Distribution and service plan fees	4,683
Accounting and security lending fees	407
Custodian fees and expenses	68
Independent trustees' compensation	4
Registration fees	85
Audit	58
Legal	6
Miscellaneous	5
Total expenses before reductions	11,467
Expense reductions	(35)	11,432
Net investment income (loss)		10,869
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,386)
Fidelity Central Funds	(35)
Futures contracts	(1,740)
Total net realized gain (loss)		(3,161)
Change in net unrealized appreciation (depreciation) on: Investment securities	(82,152)
Assets and liabilities in foreign currencies	(2)
Futures contracts	1,033
Delayed delivery commitments	9
Total change in net unrealized appreciation (depreciation)		(81,112)
Net gain (loss)		(84,273)
Net increase (decrease) in net assets resulting from operations		$(73,404)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2016 (Unaudited)	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,869	$17,547
Net realized gain (loss)	(3,161)	107,827
Change in net unrealized appreciation (depreciation)	(81,112)	(130,700)
Net increase (decrease) in net assets resulting from operations	(73,404)	(5,326)
Distributions to shareholders from net investment income	(10,790)	(14,662)
Distributions to shareholders from net realized gain	(78,813)	(102,364)
Total distributions	(89,603)	(117,026)
Share transactions - net increase (decrease)	254,743	480,832
Total increase (decrease) in net assets	91,736	358,480
Net Assets
Beginning of period	2,005,616	1,647,136
End of period (including undistributed net investment income of $4,772 and undistributed net investment income of $4,693, respectively)	$2,097,352	$2,005,616

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class A

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.76	$20.10	$17.84	$16.31	$14.83	$13.29
Income from Investment Operations
Net investment income (loss)A	.11	.22	.23	.22	.24	.23
Net realized and unrealized gain (loss)	(.67)	(.15)	3.03	1.52	1.48	1.55
Total from investment operations	(.56)	.07	3.26	1.74	1.72	1.78
Distributions from net investment income	(.11)	(.19)	(.23)	(.21)	(.24)	(.23)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.84)B	(1.41)C	(1.00)	(.21)	(.24)	(.24)
Net asset value, end of period	$17.36	$18.76	$20.10	$17.84	$16.31	$14.83
Total ReturnD,E,F	(3.18)%	.51%	18.93%	10.74%	11.72%	13.34%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of fee waivers, if any	.90%I	.90%	.92%	.95%	.98%	1.00%
Expenses net of all reductions	.90%I	.90%	.92%	.94%	.98%	.99%
Net investment income (loss)	1.23%I	1.13%	1.22%	1.27%	1.56%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$479	$451	$366	$270	$249	$215
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.722 per share.

 C Total distributions of $1.41 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.212 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class T

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.94	$20.28	$17.99	$16.44	$14.95	$13.40
Income from Investment Operations
Net investment income (loss)A	.09	.18	.19	.18	.21	.20
Net realized and unrealized gain (loss)	(.68)	(.16)	3.05	1.54	1.49	1.56
Total from investment operations	(.59)	.02	3.24	1.72	1.70	1.76
Distributions from net investment income	(.09)	(.14)	(.19)	(.17)	(.21)	(.20)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.81)	(1.36)B	(.95)C	(.17)	(.21)	(.21)
Net asset value, end of period	$17.54	$18.94	$20.28	$17.99	$16.44	$14.95
Total ReturnD,E,F	(3.28)%	.25%	18.66%	10.55%	11.44%	13.09%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of fee waivers, if any	1.14%I	1.14%	1.15%	1.17%	1.19%	1.20%
Expenses net of all reductions	1.14%I	1.14%	1.15%	1.16%	1.18%	1.19%
Net investment income (loss)	.99%I	.89%	.99%	1.05%	1.36%	1.33%
Supplemental Data
Net assets, end of period (in millions)	$968	$988	$960	$821	$737	$673
Portfolio turnover rateJ	77%I	117%	79%	124%	124%	146%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $1.212 per share.

 C Total distributions of $.95 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class B

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.77	$20.11	$17.84	$16.30	$14.81	$13.27
Income from Investment Operations
Net investment income (loss)A	.03	.06	.07	.08	.12	.11
Net realized and unrealized gain (loss)	(.66)	(.16)	3.03	1.52	1.47	1.54
Total from investment operations	(.63)	(.10)	3.10	1.60	1.59	1.65
Distributions from net investment income	(.03)	(.03)	(.06)	(.06)	(.10)	(.10)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.75)	(1.24)	(.83)	(.06)	(.10)	(.11)
Net asset value, end of period	$17.39	$18.77	$20.11	$17.84	$16.30	$14.81
Total ReturnB,C,D	(3.54)%	(.37)%	17.95%	9.85%	10.78%	12.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of fee waivers, if any	1.74%G	1.73%	1.76%	1.78%	1.78%	1.80%
Expenses net of all reductions	1.74%G	1.73%	1.75%	1.77%	1.78%	1.79%
Net investment income (loss)	.38%G	.30%	.38%	.44%	.76%	.73%
Supplemental Data
Net assets, end of period (in millions)	$5	$7	$11	$13	$15	$19
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class C

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$18.64	$19.99	$17.76	$16.24	$14.77	$13.23
Income from Investment Operations
Net investment income (loss)A	.04	.07	.09	.09	.13	.12
Net realized and unrealized gain (loss)	(.67)	(.15)	3.01	1.52	1.46	1.55
Total from investment operations	(.63)	(.08)	3.10	1.61	1.59	1.67
Distributions from net investment income	(.05)	(.06)	(.10)	(.09)	(.12)	(.12)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.77)	(1.27)	(.87)	(.09)	(.12)	(.13)
Net asset value, end of period	$17.24	$18.64	$19.99	$17.76	$16.24	$14.77
Total ReturnB,C,D	(3.55)%	(.25)%	18.01%	9.93%	10.81%	12.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of fee waivers, if any	1.66%G	1.66%	1.68%	1.71%	1.73%	1.74%
Expenses net of all reductions	1.65%G	1.66%	1.68%	1.70%	1.72%	1.73%
Net investment income (loss)	.47%G	.37%	.46%	.51%	.81%	.79%
Supplemental Data
Net assets, end of period (in millions)	$342	$282	$160	$105	$80	$69
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class I

	Six months ended February 29, (Unaudited)	Years ended August 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$16.55	$15.06	$13.49
Income from Investment Operations
Net investment income (loss)A	.13	.27	.29	.27	.29	.28
Net realized and unrealized gain (loss)	(.67)	(.16)	3.06	1.55	1.49	1.57
Total from investment operations	(.54)	.11	3.35	1.82	1.78	1.85
Distributions from net investment income	(.14)	(.25)	(.28)	(.26)	(.29)	(.27)
Distributions from net realized gain	(.72)	(1.21)	(.77)	–	–	(.01)
Total distributions	(.86)	(1.46)	(1.04)B	(.26)	(.29)	(.28)
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11	$16.55	$15.06
Total ReturnC,D	(3.01)%	.72%	19.21%	11.08%	11.96%	13.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.65%	.66%	.68%	.70%	.71%
Expenses net of fee waivers, if any	.66%G	.64%	.66%	.68%	.70%	.71%
Expenses net of all reductions	.65%G	.64%	.66%	.67%	.70%	.70%
Net investment income (loss)	1.47%G	1.39%	1.48%	1.54%	1.84%	1.82%
Supplemental Data
Net assets, end of period (in millions)	$266	$242	$124	$97	$66	$42
Portfolio turnover rateH	77%G	117%	79%	124%	124%	146%I

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.04 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.768 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Balanced Fund Class Z

	Six months ended February 29,(Unaudited)	Years ended August 31,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$20.42	$18.11	$18.56
Income from Investment Operations
Net investment income (loss)B	.15	.30	.32	.01
Net realized and unrealized gain (loss)	(.68)	(.17)	3.06	(.46)
Total from investment operations	(.53)	.13	3.38	(.45)
Distributions from net investment income	(.15)	(.27)	(.31)	–
Distributions from net realized gain	(.72)	(1.21)	(.77)	–
Total distributions	(.87)	(1.48)	(1.07)C	–
Net asset value, end of period	$17.67	$19.07	$20.42	$18.11
Total ReturnD,E	(2.94)%	.85%	19.40%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.51%	.51%	.53%H
Expenses net of fee waivers, if any	.51%H	.51%	.51%	.53%H
Expenses net of all reductions	.50%H	.50%	.51%	.52%H
Net investment income (loss)	1.62%H	1.53%	1.62%	.85%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,758	$35,714	$26,518	$98
Portfolio turnover rateI	77%H	117%	79%	124%

 A For the period August 13, 2013 (commencement of sale of shares) to August 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.07 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.768 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Balanced Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, premium on debt securities, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$204,852
Gross unrealized depreciation	(128,654)
Net unrealized appreciation (depreciation) on securities	$76,198
Tax cost	$2,032,289

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through this Subsidiary were $760 representing .04% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Equity Risk
Futures Contracts	(1,740)	1,033
Totals(a)	$(1,740)	$1,033

 (a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $708,843 and $552,436, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$586	$22
Class T	.25%	.25%	2,470	–
Class B	.75%	.25%	32	24
Class C	.75%	.25%	1,595	698
			$4,683	$744

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$189
Class T	47
Class B(a)	1
Class C(a)	67
$304

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$451.19
Class T	899.18
Class B	9.29
Class C	313.20
Class I	276.20
Class Z	9.05
	$1,957

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $69. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $25. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $42(including four hundred twelve dollars from securities loaned to FCM).

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $27 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 29, 2016	Year ended August 31, 2015
From net investment income
Class A	$2,876	$4,011
Class T	4,721	7,310
Class B	9	12
Class C	828	666
Class I	2,062	2,227
Class Z	294	436
Total	$10,790	$14,662
From net realized gain
Class A	$17,575	$22,655
Class T	37,968	58,591
Class B	264	624
Class C	11,735	10,374
Class I	9,935	8,438
Class Z	1,336	1,682
Total	$78,813	$102,364

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 29, 2016	Year ended August 31, 2015	Six months ended February 29, 2016	Year ended August 31, 2015
Class A
Shares sold	6,073	9,846	$109,573	$191,574
Reinvestment of distributions	1,078	1,367	19,549	25,452
Shares redeemed	(3,620)	(5,359)	(65,080)	(103,975)
Net increase (decrease)	3,531	5,854	$64,042	$113,051
Class T
Shares sold	7,079	12,721	$128,552	$249,731
Reinvestment of distributions	2,275	3,418	41,687	64,182
Shares redeemed	(6,334)	(11,333)	(114,683)	(222,159)
Net increase (decrease)	3,020	4,806	$55,556	$91,754
Class B
Shares sold	29	74	$534	$1,411
Reinvestment of distributions	14	31	249	575
Shares redeemed	(112)	(259)	(2,017)	(5,038)
Net increase (decrease)	(69)	(154)	$(1,234)	$(3,052)
Class C
Shares sold	6,180	8,492	$110,928	$164,051
Reinvestment of distributions	618	548	11,137	10,127
Shares redeemed	(2,095)	(1,919)	(37,115)	(37,100)
Net increase (decrease)	4,703	7,121	$84,950	$137,078
Class I
Shares sold	6,925	9,348	$128,153	$185,064
Reinvestment of distributions	545	514	10,059	9,738
Shares redeemed	(5,105)	(3,233)	(91,031)	(64,102)
Net increase (decrease)	2,365	6,629	$47,181	$130,700
Class Z
Shares sold	449	790	$8,331	$15,691
Reinvestment of distributions	88	112	1,630	2,117
Shares redeemed	(313)	(329)	(5,713)	(6,507)
Net increase (decrease)	224	573	$4,248	$11,301

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2015 to February 29, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During Period-B September 1, 2015 to February 29, 2016
Class A	.90%
Actual		$1,000.00	$968.20	$4.40
Hypothetical-C		$1,000.00	$1,020.39	$4.52
Class T	1.14%
Actual		$1,000.00	$967.20	$5.58
Hypothetical-C		$1,000.00	$1,019.19	$5.72
Class B	1.74%
Actual		$1,000.00	$964.60	$8.50
Hypothetical-C		$1,000.00	$1,016.21	$8.72
Class C	1.66%
Actual		$1,000.00	$964.50	$8.11
Hypothetical-C		$1,000.00	$1,016.61	$8.32
Class I	.66%
Actual		$1,000.00	$969.90	$3.23
Hypothetical-C		$1,000.00	$1,021.58	$3.32
Class Z	.51%
Actual		$1,000.00	$970.60	$2.50
Hypothetical-C		$1,000.00	$1,022.33	$2.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

AIGI-SANN-0416
1.703550.118

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 22, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 22, 2016